As filed with the Securities and Exchange Commission on June 8, 2016.

1933 Act Registration No. 33-87244
1940 Act Registration No. 811-8894

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No. [ ]		[ ]

Post-Effective Amendment No. 141		[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No. 142		[X]

JNL SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

with a copy to:
	Susan S. Rhee, Esq.	Ropes & Gray LLP
	JNL Series Trust	32nd Floor
	Vice President, Counsel & Secretary	191 North Wacker Drive
	1 Corporate Way	Chicago, Illinois 60606
	Lansing, Michigan 48951	Attn: Paulita A. Pike, Esq.

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[ ]	on September 19, 2016 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[X]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on __________ pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

This Amendment to the Registration Statement on Form N-1A (the "Registration Statement") is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended. This Amendment is being filed to describe, in a supplement, the following changes:

1) To change the investment strategy for the following funds, effective September 19, 2016:
-the JNL/S&P Competitive Advantage Fund;
-the JNL/S&P Dividend Income & Growth Fund;
-the JNL/S&P Intrinsic Value Fund; and,
-the JNL/S&P Total Yield Fund.

2) To add the following new fund and respective Investment Sub-Advisers, effective September 19, 2016:
-the JNL Multi-Manager Mid Cap Fund[1]
________________________________________________________________________________________________________________________________________________________________________________________

[1]New Sub-Advisers: Champlain Investment Partners, LLC; ClearBridge Investments, LLC; and, Victory Capital Management, Inc.

3)		To reflect other changes.

The supplement described herein above is intended to supplement the Registration Statement, which was filed with the Commission on April 22, 2016, as part of Post-Effective Amendment No. 139 to the Registration Statement (Accession No. 0000933691-16-00056) and to file exhibits to the Registration Statement. This Amendment does not otherwise delete, amend or supersede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

The Information In the Prospectus Is Not Complete And May Be Changed. We May Not Sell These Securities Until The Registration Statement Filed With The Securities And Exchange Commission Is Effective. This Prospectus Is Not An Offer To Sell These Securities And Is Not Soliciting An Offer To Buy These Securities In Any State Where The Offer Or Sale Is Not Permitted.

Supplement Dated September 19, 2016
To The Prospectus Dated April 25, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 19, 2016, unless otherwise noted below.

This supplement adds the following new fund and associated Investment Sub-Advisers:

New Fund	Sub-Advisers
JNL Multi-Manager Mid Cap Fund	Champlain Investment Partners, LLC ClearBridge Investments, LLC Victory Capital Management Inc.

Please add the following Fund on the cover page under the heading "Regulated Investment Company Funds":

JNL Multi-Manager Mid Cap Fund	Class A

Please add the following Fund to the Table of Contents:

JNL Multi-Manager Mid Cap Fund

The following Fund should be added to the summary prospectus section entitled "Summary Overview of Each Fund":

JNL Multi-Manager Mid Cap Fund
Class A

Investment Objective.  The investment objective of the Fund is long-term total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.74%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	1.09%
1 "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser") and are based on estimated amounts for the current fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$111	$347

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund's performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it commenced operations on the date of this Prospectus.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by the Fund investing, under normal circumstances, at least 80% of its total net assets in a variety of mid-capitalization growth and value strategies, sometimes referred to as "sleeves," managed by unaffiliated investment managers ("Sub-Advisers"). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund's assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC ("JNAM" or "Adviser") is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund's investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM's ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each strategy, but the Sub-Advisers may also implement other investment strategies in keeping with the strategy's objective.

Champlain Mid Cap Strategy

Champlain Investment Partners, LLC ("Champlain") invests mainly in common stocks of medium-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Under normal circumstances, the Champlain Mid Cap Strategy invests in securities of medium-sized companies. Champlain defines a medium-sized company as having a market capitalization of less than $15 billion at the time of initial purchase.

ClearBridge Mid Cap Strategy

ClearBridge Investments, LLC ("ClearBridge") invests in equity securities, or other investments with similar economic characteristics, of medium capitalization companies. The ClearBridge Mid Cap Strategy may invest up to 20% of its assets in equity securities of companies other than medium capitalization companies. The ClearBridge Mid Cap Strategy may also invest up to 25% of its net assets in securities of foreign issuers.

Victory Sycamore Mid Cap Strategy

Victory Capital Management Inc., through its investment franchise, Sycamore Capital, ("Victory Capital") invests in equity securities of companies with market capitalizations, at the time of purchase, within the range of companies comprising the Russell MidCap® Value Index. The Victory Sycamore Mid Cap Strategy may invest a portion of its assets in equity securities of foreign companies traded on U.S. exchanges, including American and Global Depositary Receipts (ADRs and GDRs).

As of March 31, 2016, the Russell MidCap® Value Index included companies with approximate market capitalizations between $171 million and $28 billion. The size of companies in the index changes with market conditions and the composition of the index.

JNAM also may choose to allocate the Fund's assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund's cash and short-term instruments.

The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM's allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy's expected returns, volatility, correlation, and contribution to the Fund's overall risk profile.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund.  The principal risks of investing in the Fund include:

•
Allocation risk – The Fund's ability to achieve its investment objective depends upon the investment manager's analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors.  The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.

•
Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa.  Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks.  Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries.  The Fund also will be subject to the risk of adverse foreign currency rate fluctuations.  Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.

•
Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly-available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•
Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market.  Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

•
Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.  A security's value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund's investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund's investment objective or negatively affect the Fund's investment performance.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.

Performance.  Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Champlain Investment Partners, LLC ("Champlain")
ClearBridge Investments, LLC ("ClearBridge")
Victory Capital Management Inc. ("Victory Capital")

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2016	Senior Vice President, Chief Investment Officer and Portfolio Manager (JNAM)
Sean Hynes, CFA, CAIA	September 2016	Portfolio Manager (JNAM)
Mark Pliska, CFA	September 2016	Portfolio Manager (JNAM)
Scott Brayman, CFA	September 2016	Chief Investment Officer of Small and Mid Cap Strategies and Managing Partner (Champlain)
Brian Angerame	September 2016	Portfolio Manager (ClearBridge)
Derek Deutsch, CFA	September 2016	Portfolio Manager (ClearBridge)
Gary Miller	September 2016	Lead Manager (Victory Capital)
Jeffrey Graff	September 2016	Co-Portfolio Manager (Victory Capital)
Gregory Conners	September 2016	Co-Portfolio Manager (Victory Capital)
James Albers	September 2016	Co-Portfolio Manager (Victory Capital)
Michael Rodarte	September 2016	Co-Portfolio Manager (Victory Capital)

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information
The Fund's shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund's dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Website for more information.

In the section entitled, "Summary Overview of Each Fund" for the JNL/S&P Competitive Advantage Fund under "Principal Investment Strategies," please delete the first two paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations. Standard & Poor's Investment Advisory Services LLC ("SPIAS") excludes stocks it views as lower quality using the S&P Capital IQ® Quality Ranks.  SPIAS will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

The Fund is comprised of three distinct sub-portfolios, each of which selects 30 company names and rebalances on a separate date.  The 30 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios.  The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year. The first rebalance that is made for the Fund in December 2016 may not be a full rebalance of the Fund in order to give SPIAS and Mellon Capital Management Corporation (collectively, "Sub-Advisers") an opportunity to fully transition the Fund to the three sub-portfolio strategy by March 2017. Additionally, on or about the first business day of December of each year starting in 2017 the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios.  The Sub-Advisers generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

In the section entitled, "Summary Overview of Each Fund" for the JNL/S&P Dividend Income & Growth Fund under "Principal Investment Strategies," please delete the first three paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the stock of anywhere from 33 to 99 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that have attractive dividend yields and strong capital structures as determined by Standard & Poor's Investment Advisory Services LLC ("SPIAS"). The holdings in the portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index. SPIAS will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

SPIAS incorporates S&P Capital IQ® Quality Ranks and Standard & Poor's Rating Services Issuer Credit Ratings in the selection process.

The Fund is comprised of three distinct sub-portfolios, each of which selects 33 company names and rebalances on a separate date.  The 33 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios.  The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year. The first rebalance that is made for the Fund in December 2016 may not be a full rebalance of the Fund in order to give SPIAS and Mellon Capital Management Corporation (collectively, "Sub-Advisers") an opportunity to fully transition the Fund to the three sub-portfolio strategy by March 2017. Additionally, on or about the first business day of December of each year starting in 2017 the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios. The Sub-Advisers generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

In the section entitled, "Summary Overview of Each Fund" for the JNL/S&P Intrinsic Value Fund under "Principal Investment Strategies," please delete the first three paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 45 to 60 distinct companies) included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations. Standard & Poor's Investment Advisory Services LLC ("SPIAS ") will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

SPIAS excludes companies in the Financials sector from the selection. SPIAS incorporates S&P Capital IQ® Quality Ranks and Standard & Poor's Rating Services Issuer Credit Ratings in the selection process.

The Fund is comprised of three distinct sub-portfolios, each of which selects 30 company names and rebalances on a separate date.  The 30 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios.  The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year. The first rebalance that is made for the Fund in December 2016 may not be a full rebalance of the Fund in order to give SPIAS and Mellon Capital Management Corporation (collectively, "Sub-Advisers") an opportunity to fully transition the Fund to the three sub-portfolio strategy by March 2017. Additionally, on or about the first business day of December of each year starting in 2017 the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios.  The Sub-Advisers generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

In the section entitled, "Summary Overview of Each Fund" for the JNL/S&P Total Yield Fund under "Principal Investment Strategies," please delete the first three paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 40 to 65 distinct companies) included in the S&P 500® Index that generate positive cash flow and have a strong track record, as determined by Standard & Poor's Investment Advisory Services LLC ("SPIAS") of returning cash to investors, such as through dividends, share repurchases or debt retirement.

SPIAS excludes companies in the Banks and Utilities subsectors. SPIAS incorporates positive profits measures and S&P Capital IQ® Quality Ranks in its selection process. SPIAS will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

The Fund is comprised of three distinct sub-portfolios, each of which selects 30 company names and rebalances on a separate date.  The 30 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios.  The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year. The first rebalance that is made for the Fund in December 2016 may not be a full rebalance of the Fund in order to give SPIAS and Mellon Capital Management Corporation (collectively, "Sub-Advisers") an opportunity to fully transition the Fund to the three sub-portfolio strategy by March 2017. Additionally, on or about the first business day of December of each year starting in 2017 the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios.  The Sub-Advisers generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

The following Fund should be added to the section entitled "Additional Information About The Funds":

JNL Multi-Manager Mid Cap Fund
Class A

Investment Objective.  The investment objective of the Fund is long-term total return.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by the Fund investing, under normal circumstances, at least 80% of its total net assets in a variety of mid capitalization growth and value strategies, sometimes referred to as "sleeves," managed by unaffiliated investment managers ("Sub-Advisers"). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund's assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC ("JNAM" or "Adviser") is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund's investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM's ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each strategy, but the Sub-Advisers may also implement other investment strategies in keeping with the Fund's objective.

Champlain Mid Cap Strategy

Champlain Investment Partners, LLC ("Champlain") invests mainly in common stocks of medium-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Under normal circumstances, the Champlain Mid Cap Strategy invests in securities of medium-sized companies. Champlain defines a medium-sized company as having a market capitalization of less than $15 billion at the time of initial purchase. Through the consistent execution of a fundamental bottom-up investment process, which includes an effort to understand a company's intrinsic or fair value, Champlain expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values. As such, Champlain seeks to mitigate company-specific risk by limiting position sizes to 5% of the Champlain Mid Cap Strategy's total assets at market value, at the time of purchase. Champlain will sell a security when it reaches the estimate of its fair value or when information about a security invalidates Champlain's basis for making the investment. Champlain may also sell securities in order to maintain the 5% limit on position sizes or when exposure to a sector exceeds the Champlain Mid Cap Strategy's sector weight rules. The Champlain Mid Cap Strategy is broadly diversified and Champlain seeks to create value primarily through favorable stock selection.

ClearBridge Mid Cap Strategy

ClearBridge Investments, LLC ("ClearBridge") invests in equity securities, or other investments with similar economic characteristics, of medium capitalization companies. The ClearBridge Mid Cap Strategy may invest up to 20% of its assets in equity securities of companies other than medium capitalization companies. The ClearBridge Mid Cap Strategy may also invest up to 25% of its net assets in securities of foreign issuers.

The ClearBridge Mid Cap Strategy pursues a disciplined core investment strategy combining in-depth fundamental and quantitative analysis to identify attractive investment candidates. ClearBridge obtains market information about the universe of investment candidates and distills that information to select prospective investments. ClearBridge then establishes market-implied growth and return expectations based on current trading prices and challenges those expectations using their insight and proprietary analysis. In selecting companies, ClearBridge considers:

•	Cash flow generation relative to operating assets and market valuation
•	Earning power relative to operating assets and market valuation
•	Growth prospects relative to company historical growth rates and market expectations
•	Capital allocation discipline
•	Balance sheet strength and dynamics
•	Returns on capital
•	Quality of company management and soundness of strategic plan

While markets are relatively efficient in the long term with economic fundamentals driving asset prices, market inefficiencies often occur, as evidenced by the disproportionate volatility of stock prices relative to publicly available information. ClearBridge believes this disciplined investment process, employing quantitative and fundamental analysis, can help exploit these market inefficiencies.

Victory Sycamore Mid Cap Strategy

Victory Capital Management Inc., through its investment franchise, Sycamore Capital, ("Victory Capital") invests in equity securities of companies with market capitalizations, at the time of purchase, within the range of companies comprising the Russell MidCap® Value Index. The Victory Sycamore Mid Cap Strategy may invest a portion of its assets in equity securities of foreign companies traded on U.S. exchanges, including American and Global Depositary Receipts (ADRs and GDRs).

As of March 31, 2016, the Russell MidCap® Value Index included companies with approximate market capitalizations between $171 million and $28 billion. The size of companies in the index changes with market conditions and the composition of the index.

Victory Capital invests in companies that it believes to be high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. Victory Capital uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below Victory Capital's assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. Victory Capital may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified or if the fundamentals of the company deteriorate.

JNAM also may choose to allocate the Fund's assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund's cash and short-term instruments.

The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM's allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy's expected returns, volatility, correlation, and contribution to the Fund's overall risk profile.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks do not provide any assurance either of the Fund's investment in any particular type of security, or assurance of the Fund's success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund's investment objective.  The principal risks of investing in the Fund include:

•	Allocation risk
•	Emerging markets and less developed countries risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Investment style risk
•	Issuer risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization investing risk

Please see the "Glossary of Risks" section, which is set forth before the "Management of the Trust" section, for a description of these risks.  There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund's ability to achieve its stated investment objective.  Those additional risks are:

•	Concentration risk
•	Currency risk
•	Cybersecurity risk
•	Temporary defensive positions and large cash positions risk

Please see the "Glossary of Risks" section, which is set forth before the "Management of the Trust" section in this Prospectus, for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Advisers' abilities to effectively implement the investment strategies of the Fund.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM.  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.  Prudential plc is not affiliated with Prudential Financial Inc.

The following individuals are responsible for executing trades and allocation of capital to the various strategies for the Fund:

Mr. Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.'s Investment Management division and has over 15 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Mr. Hynes, CFA, CAIA, is Director, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly-owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mr. Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Sub-Advisers to the JNL Multi-Manager Mid Cap Fund are:

Champlain Investment Partners, LLC ("Champlain") is a registered investment adviser that was formed in 2004 and is focused on managing core small and mid-cap strategies.  As of December 31, 2015, Champlain had over $6.1 billion in assets under management.  Champlain's portion of the Fund's portfolio is managed by a team of investment professionals led by Scott Brayman, CFA, who is a co-founder of Champlain.

Mr. Brayman has served as Chief Investment Officer of Small and Mid Cap Strategies and Managing Partner of Champlain since September 2004 and has led Champlain's small and mid cap investment team since such time. Prior to joining Champlain, Mr. Brayman was a Senior Vice President at NL Capital Management, Inc. and served as a Portfolio Manager with Sentinel Advisors, Inc. where he was employed from June 1995 to September 2004. Mr. Brayman graduated cum laude from the University of Delaware with a Bachelor's Degree in Business Administration. He earned his Chartered Financial Analyst (CFA) designation in 1995 and is a member of the CFA Institute and the Vermont CFA Society.  He has more than 30 years of investment experience.

ClearBridge Investments, LLC ("ClearBridge") has offices at 620 Eighth Avenue, New York, New York 10018 and is an investment adviser that manages U.S. and international equity investment strategies for institutional and individual investors. ClearBridge has been committed to delivering long-term results through active management for more than 50 years, and bases its investment decisions on fundamental research and the insights of seasoned portfolio management teams. As of March 31, 2016, ClearBridge's total assets under management were approximately $104.5 billion, including $8.4 billion for which ClearBridge provides investment models to managed account sponsors.

The portfolio managers responsible for management of the Portfolio are Brian Angerame and Derek Deutsch, CFA.

Mr. Angerame is a Managing Director and Portfolio Manager of ClearBridge and has 22 years of industry experience. Mr. Angerame joined a predecessor to the subadviser in 2000.

Mr. Deutsch, CFA, is a Managing Director and Portfolio Manager of ClearBridge and has 17 years of industry experience. Mr. Deutsch joined a predecessor to the subadviser in 1999.

Victory Capital Management Inc. ("Victory Capital") is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Sycamore Capital is the investment franchise responsible for management of Victory Capital's portion of the Fund. Victory Capital is registered as an investment adviser with the SEC and is located at 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The portfolio managers listed below are members of Victory Capital's Sycamore Capital investment franchise.

Mr. Miller is Chief Investment Officer of Sycamore Capital and has been associated with Victory Capital since 1987. Mr. Miller began his investment career in 1987 and earned a B.B.A. from the University of Cincinnati and an M.B.A. from Xavier University.

Mr. Graff has been associated with Victory Capital since 2001. Mr. Graff began his investment career in 1994 and earned a B.B.A. from Cleveland State University and a M.A. from St. Louis University.

Mr. Conners has been associated with Victory Capital since 1999. Mr. Conners began his investment career in 1994 and earned a B.S. from the College of Mount St. Joseph and an M.B.A. from Xavier University.

Mr. Albers has been associated with Victory Capital since 2005. Mr. Albers began his investment career in 1997 and earned a B.S. and a M.S. from the University of Wisconsin.

Mr. Rodarte has been associated with Victory Capital since 2006. Mr. Rodarte began his investment career in 2006 and earned a B.B.A. from Ohio University.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled "More About the Funds".

A discussion regarding the Board of Trustees' basis for approving each sub-advisory agreement is available in the Fund's Semi-Annual Report for the period ended June 30, 2016.

In the section entitled, "Additional Information About The Funds" under "Principal Investment Strategies" for JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Alt 65 Fund, JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund, JNL/MMRS Moderate Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, please delete the chart listing the Underlying Funds available for investment and replace it with the following:

Domestic/Global Equity	Domestic/Global Fixed-Income

Jackson Variable Series Trust	Jackson Variable Series Trust
JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine® Total Return Fund
JNL/Epoch Global Shareholder Yield Fund	JNL/PIMCO Credit Income Fund
JNL/The London Company Focused U.S. Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
JNL/The Boston Company Equity Income Fund	JNL/Crescent High Income Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL Series Trust	JNL/Goldman Sachs Core Plus Bond Fund
JNL Multi-Manager Mid Cap Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/PIMCO Real Return Fund
JNL/Capital Guardian Global Balanced Fund	JNL/PIMCO Total Return Bond Fund
JNL/DFA U.S. Core Equity Fund	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America Total Return Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/Scout Unconstrained Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Harris Oakmark Global Equity Fund	JNL/WMC Money Market Fund
JNL/Invesco Mid Cap Value Fund
JNL/Invesco Small Cap Growth Fund	JNL Investors Series Trust
JNL/JPMorgan MidCap Growth Fund	JNL/PPM America Low Duration Bond Fund
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund	International Fixed-Income
JNL/Mellon Capital Small Cap Index Fund
JNL/Morgan Stanley Mid Cap Growth Fund	JNL Series Trust
JNL/Oppenheimer Global Growth Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Mid Cap Value Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund	International
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	Jackson Variable Series Trust
JNL/T. Rowe Price Value Fund	JNL/Lazard International Strategic Equity Fund
JNL/WMC Balanced Fund	JNL/WCM Focused International Equity Fund
JNL/WMC Value Fund
JNL/S&P Competitive Advantage Fund	JNL Series Trust
JNL/S&P Dividend Income & Growth Fund	JNL/Causeway International Value Select Fund
JNL/S&P Intrinsic Value Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/S&P Total Yield Fund	JNL/Invesco China-India Fund
JNL/Invesco International Growth Fund
JNL Variable Fund LLC	JNL/Lazard Emerging Markets Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital S&P® 24 Fund	JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Oppenheimer Emerging Markets Innovator Fund

Risk Management	Tactical Management

JNL Series Trust	JNL Series Trust
JNL/AB Dynamic Asset Allocation Fund	JNL/BlackRock Global Allocation Fund
JNL/FPA + DoubleLine® Flexible Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
JNL/S&P International 5 Fund
JNL Variable Fund LLC	JNL/S&P Mid 3 Fund
JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Nasdaq® 100 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund	Alternative Assets

Alternative Strategies	Jackson Variable Series Trust
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Jackson Variable Series Trust	JNL/Van Eck International Gold Fund
JNL/AQR Risk Parity Fund
JNL/BlackRock Global Long Short Credit Fund	JNL Series Trust
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/BlackRock Natural Resources Fund
JNL/FAMCO Flex Core Covered Call Fund	JNL/Brookfield Global Infrastructure and MLP Fund
JNL/Neuberger Berman Currency Fund	JNL/Invesco Global Real Estate Fund
JNL/Nicholas Convertible Arbitrage Fund	JNL/Red Rocks Listed Private Equity Fund
JNL/PPM America Long Short Credit Fund

JNL Series Trust
JNL Multi-Manager Alternative Fund
JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Westchester Capital Event Drive Fund

In the section entitled "Additional Information About The Funds," please delete the first five paragraphs in the subsection "Principal Investment Strategies" for JNL/S&P Competitive Advantage Fund and replace it with the following:

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500®  Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations. Standard & Poor's Investment Advisory Services LLC ("SPIAS") excludes stocks it views as lower quality using the S&P Capital IQ® Quality Ranks.

The Fund is comprised of three distinct sub-portfolios, each of which selects 30 company names and rebalances on a separate date.  The 30 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios.  The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year (the "Stock Selection Dates"). The first rebalance that is made for the Fund in December 2016 may not be a full rebalance of the Fund in order to give SPIAS and Mellon Capital management Corporation (collectively, "Sub-Advisers") an opportunity to fully transition the Fund to the three sub-portfolio strategy by March 2017. Additionally, on or about the first business day of December of each year starting in 2017 the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios.  The Sub-Advisers generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes. SPIAS will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

The least trading liquid 1% of the S&P 500 Index are initially excluded from the sub strategy for investability. The stocks that pass the JNL/S&P Competitive Advantage criteria are weighted based on historical average daily dollar trading volume.

Between each of the Stock Selection Dates, when cash inflows and outflows require, the Sub-Advisers make new purchases and sales of stocks of the 30 or more selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Dates S&P Dow Jones Indices LLC has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

In the section entitled "Additional Information About The Funds," please delete the first six paragraphs in the subsection "Principal Investment Strategies" for JNL/S&P Dividend Income & Growth Fund and replace it with the following:

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in the stocks of anywhere from 33 to 99 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500 Index that have attractive dividend yields and strong capital structures as determined by Standard & Poor's Investment Advisory Services LLC ("SPIAS"). The holdings in the portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index.

SPIAS incorporates S&P Capital IQ® Quality Ranks and S&P Global Rating Services Issuer Credit Ratings in the selection process. SPIAS will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

The Fund is comprised of three distinct sub-portfolios, each of which selects 33 company names and rebalances on a separate date.  The 33 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios.  The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year (the "Stock Selection Dates"). The first rebalance that is made for the Fund in December 2016 may not be a full rebalance of the Fund in order to give SPIAS and Mellon Capital management Corporation (collectively, "Sub-Advisers") an opportunity to fully transition the Fund to the three sub-portfolio strategy by March 2017. Additionally, on or about the first business day of December of each year starting in 2017 the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios.  The Sub-Advisers generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

The least trading liquid 1% of the S&P 500 Index are initially excluded from the sub strategy for investability. The stocks that pass the JNL/S&P Dividend Income & Growth criteria are weighted based on historical average daily dollar trading volume.

Between each of the Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of stocks of the 33 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Dates S&P Dow Jones Indices LLC has announced will be removed from the S&P 500 Index, will be removed from the universe of securities from which the Fund stocks are selected.

In the section entitled "Additional Information About The Funds," please delete the first six paragraphs in the subsection "Principal Investment Strategies" for JNL/S&P Intrinsic Value Fund and replace it with the following:

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in the stocks of anywhere from 30 to 90 distinct companies (generally ranging from 45 to 60 distinct companies) included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations.

Standard & Poor's Investment Advisory Services LLC ("SPIAS") excludes companies in the Financials sector from the selection. SPIAS incorporates S&P Capital IQ® Quality Ranks and S&P Global Rating Services Issuer Credit Ratings in the selection process. SPIAS will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

The Fund is comprised of three distinct sub-portfolios, each of which selects 30 company names and rebalances on a separate date.  The 30 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios.  The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year (the "Stock Selection Dates"). The first rebalance that is made for the Fund in December 2016 may not be a full rebalance of the Fund in order to give SPIAS and Mellon Capital management Corporation (collectively, "Sub-Advisers") an opportunity to fully transition the Fund to the three sub-portfolio strategy by March 2017. Additionally, on or about the first business day of December of each year starting in 2017 the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios.  The Sub-Advisers generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

The least trading liquid 1% of the S&P 500 Index are initially excluded from the sub strategy for investability. The stocks that pass the JNL/S&P Intrinsic Value criteria are weighted based on historical average daily dollar trading volume.

Between each of the Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of stocks of the 30 or more selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Dates S&P Dow Jones Indices LLC has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

In the section entitled "Additional Information About the Funds," please delete the first six paragraphs in the subsection "Principal Investment Strategies" for JNL/S&P Total Yield Fund and replace it with the following:

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in the stocks of anywhere from 30 to 90 distinct companies (generally ranging from 40 to 65 distinct companies) included in the S&P 500 Index that generate positive cash flow and have a strong track record (as determined by Standard & Poor's Investment Advisory Services LLC ("SPIAS") of returning cash to investors, such as through dividends, share repurchases or debt retirement.

SPIAS excludes companies in the Banks and Utilities subsectors. SPIAS incorporates positive profits measures and S&P Capital IQ® Quality Ranks in its selection process.  SPIAS will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

The Fund is comprised of three distinct sub-portfolios, each of which selects 30 names and rebalances on a separate date.  The 30 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios.  The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year (the "Stock Selection Dates"). The first rebalance that is made for the Fund in December 2016 may not be a full rebalance of the Fund in order to give SPIAS and Mellon Capital management Corporation (collectively, "Sub-Advisers") an opportunity to fully transition the Fund to the three sub-portfolio strategy by March 2017. Additionally, on or about the first business day of December of each year starting in 2017 the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios.  The Sub-Advisers generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

The least trading liquid 1% of the S&P 500 Index are initially excluded from the sub strategy for investability. The stocks that pass the JNL/S&P Total Yield criteria are weighted based on historical average daily dollar trading volume.

Between each of the Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of stocks of the 30 or more selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Dates S&P Dow Jones Indices LLC has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

In the section entitled "More About the Funds," sub-section entitled "Benchmarks," please add the following row to the table:

Name	Primary Benchmark	Secondary Benchmark(s)
JNL Multi-Manager Mid Cap Fund	Russell Midcap Index	Not Applicable

In the section entitled "Management of the Trust," sub-section entitled "Investment Adviser," please delete the sixth paragraph in its entirety and replace it with the following:

A discussion regarding the Board's basis for approving the Investment Advisory Agreement for all Funds, except for JNL Multi-Manager Mid Cap Fund, JNL/DoubleLine® Shiller Enhanced CAPE® Fund, JNL/Harris Oakmark Global Equity Fund, JNL Multi-Manager Alternative Fund, JNL/Oppenheimer Emerging Markets Innovator Fund and JNL/Westchester Capital Event Driven Fund, is available in the Fund's Annual Report for the period ended December 31, 2015. A discussion regarding the Board's basis for approving the Investment Advisory Agreement for JNL Multi-Manager Mid Cap Fund is available in the Semi-Annual Report for the period ended June 30, 2016. A discussion regarding the Board's basis for approving the Investment Advisory Agreement for JNL/DoubleLine® Shiller Enhanced CAPE Fund is available in the Semi-Annual Report for the period ended June 30, 2015.  A discussion regarding the Board's basis for approving the Investment Advisory Agreement for JNL/Harris Oakmark Global Equity Fund, JNL Multi-Manager Alternative Fund, JNL/Oppenheimer Emerging Markets Innovator Fund and JNL/Westchester Capital Event Driven Fund is available in the Annual Report for the period ended December 31, 2014.  As of December 31, 2015, the Adviser manages approximately $178 billion in assets.

In the section entitled "Management of the Trust," sub-section entitled "Management Fee," please add the following row to the table:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Annual Fee Paid to Adviser for the Recent Fiscal year Ended December 31, 2015 (Annual Rate Based on Average Net Assets of Each Fund)
JNL Multi-Manager Mid Cap Fund	$0 to $500 million $500 million to $1 billion Over $1 billion	0.75% 0.725% 0.70%	N/A

In the section entitled "Management of the Trust," sub-section entitled "Administrator," please add the following to the table:

Funds	Assets	Administrative Fee
JNL Multi-Manager Mid Cap Fund	$0 to $3 billion Assets over $3 billion	.15% .13%

In the section entitled "Financial Highlights", please delete the second paragraph and the Financial Highlights in their entirety and replace it with the following:

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Trust's Annual Report, which is available upon request. The information as of June 30, 2016 (semi-annual report) has not been audited.

[to be updated by amendment]

This Supplement is dated September 19, 2016.

The Information In the Statement of Additional Information Is Not Complete And May Be Changed. We May Not Sell These Securities Until The Registration Statement Filed With The Securities And Exchange Commission Is Effective. This Statement of Additional Information Is Not An Offer To Sell These Securities And Is Not Soliciting An Offer To Buy These Securities In Any State Where The Offer Or Sale Is Not Permitted.

Supplement Dated September 19, 2016
To The Statement of Additional Information
Dated April 25, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 19, 2016, unless otherwise noted below.

This supplement adds the following new fund and associated Investment Sub-Advisers:

New Fund	Sub-Advisers
JNL Multi-Manager Mid Cap Fund	Champlain Investment Partners, LLC ClearBridge Investments, LLC Victory Capital Management Inc.

Please add the following Fund on the cover page:

JNL Multi-Manager Mid Cap Fund	Class A

On page 93, in the section entitled "Trustees and Officers of the Trust," please delete the third paragraph and replace with the following:

For purposes of this section, the term "Fund Complex" includes each of the following investment companies:  JNL® Series Trust (100 portfolios), JNL Investors Series Trust (2 portfolios), JNL Variable Fund LLC (12 portfolios), and JNL Strategic Income Fund LLC (1 portfolio) (as used in this section, the term Funds refers to all of the portfolios offered by the Fund Complex).  Some of the Trustees and officers are also Trustees and officers of other Funds in the Fund Complex.  As used in this section, the term Fund Complex does not include the Curian Series Trust or the Jackson Variable Series Trust.

On pages 94-95, in the section entitled "Trustees and Officers of the Trust," in the column entitled "Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer," please delete the number in that column, and replace it with 115.

On pages 103 through 114, please delete the section entitled "Principal Holders of the Trust's Shares" in its entirety and replace it with the following: [to be updated by amendment]

As of August 31, 2015, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of each class of each Fund.

Because shares in the Trust are sold only to the separate accounts of Jackson, Jackson NY, certain Funds of the Trust and certain investment companies managed by affiliates of the Adviser organized as Fund of Funds, and to certain qualified and unqualified retirement plans, Jackson, through their separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts and certain retirement plans, is the owner of record of substantially all of the shares of the Trust.  In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.

As may be required by applicable law and interpretations of the staff of the SEC, Jackson and Jackson NY will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by their separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable.  This is sometimes referred to as "pass through" voting. Further, those shares which are owned by Jackson through its general account, and shares held in the separate accounts for which no voting instructions are received from contract owners, also will be voted by Jackson in the same proportions as those shares for which voting instructions are received from variable contract owners.  This is sometimes referred to as "echo" voting.  Master Fund proxies solicited from Feeder Funds are voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.

As of August 31, 2016 [to be updated by amendment], the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:

Fund	Name and Address	Percentage of Shares Owned

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant Investment Divisions.  As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts.  To the knowledge of management of the Trust, as of August 31, 2016 [to be updated by amendment], the following persons may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund:

Fund	Name and Address	Percentage of Shares Owned

The S&P Funds noted above are Funds of the Trust.  The address for the S&P Funds and Jackson is 1 Corporate Way, Lansing, Michigan 48951.

Beginning on page 118, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers", sub-section "Investment Sub-Advisers and Portfolio Managers," please add the following:

Champlain Investment Partners, LLC [to be updated by amendment]

Champlain Investment Partners, LLC ("Champlain") located at 180 Battery Street, Burlington, VT 05401 serves as co-sub-adviser to the JNL Multi-Manager Mid Cap Fund.

Portfolio Manager Compensation Structure

All associates and partners have a base salary, along with participation in a discretionary bonus plan.  The discretionary bonus is distributed based on individual contribution and overall firm performance.  In addition, partners participate in pre-tax profit distributions.  The majority of compensation for partners is the distribution of profits and the discretionary bonus plan.  All key professionals are eligible to become partners.  Equity ownership is determined by the firm's two managing partners.

Other Accounts Managed by the Portfolio Managers

The following table reflects information as of June 30, 2016:

JNL Multi-Manager Mid Cap Fund

Other Accounts Managed

Portfolio Manager	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Scott Brayman, CFA

Conflicts of Interest

Champlain serves as the Adviser or Sub-Adviser to several registered investment companies, unregistered pooled investment vehicles, and separate accounts, which could raise potential conflicts of interest in the areas described below.  Champlain has policies and procedures in place that are reasonably designed to mitigate these conflicts of interest, which are described below.

Compensation. All associates and partners have a base salary, along with participation in a discretionary bonus plan. The discretionary bonus is distributed based on individual contribution and overall firm performance. In addition, partners participate in pre-tax profit distributions. The majority of compensation for partners is the distribution of profits and the discretionary bonus plan. All key professionals are eligible to become partners. Equity ownership is determined by the firm's two managing partners.

Research. Champlain obtains research and information services in exchange for client brokerage commissions; these transactions include third party research, Champlain attendance at broker-sponsored industry conferences and soft dollar payments for data feeds and other analytical services. Clients may pay commissions higher than obtainable from other brokers in return for these products and services.  All clients receive the benefit of these services and all trading is done under best execution protocols.

Trade Allocation.  Champlain will seek to manage potential conflicts of interest in the following specific respects: (i) Where a potential transaction would benefit more than one client, trades will be bunched where advantageous and allocated pro rata until all participating accounts have been satisfied, or by some other means deemed fair under the circumstances. The firm uses a trading system which facilitates the automated accomplishment of this fair allocation, and the trader instructs the system to adjust the allocation to minimize odd lots. Allocations may not be pro-rata due to individual account restrictions. This may result in a slightly larger allocation in permitted securities to those accounts than would otherwise be warranted by the account assets or no allocation at all if the security violates account guidelines. Also, cash flows in particular accounts may be considered when allocating investment opportunities; and (ii) we ensure that the firm's Code of Ethics provisions on personal securities trading are followed so that personal trading by employees does not interfere with trading on behalf of clients.

Security Ownership of Portfolio Managers for the JNL Multi-Manager Mid Cap Fund as of June 30, 2016

Security Ownership of Portfolio Managers	Scott Brayman, CFA
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

ClearBridge Investments, LLC [to be updated by amendment]

ClearBridge Investments, LLC ("ClearBridge") located at 620 8th Avenue; New York, NY 10018 serves as co-sub-adviser to the JNL Multi-Manager Mid Cap Fund.

Portfolio Manager Compensation Structure

ClearBridge's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding investment professionals and closely align the interests of its investment professionals with those of its clients and overall firm results.  The total compensation program includes a significant incentive component that rewards high performance standards, integrity, and collaboration consistent with the firm's values.  Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market and to ensure the continued alignment with the goals stated above.  ClearBridge's portfolio managers and other investment professionals receive a combination of base compensation and discretionary compensation, comprising a cash incentive award and deferred incentive plans described below.

Base salary compensation.  Base salary is fixed and primarily determined based on market factors and the experience and responsibilities of the investment professional within the firm.

Discretionary compensation.  In addition to base compensation managers may receive discretionary compensation.

Discretionary compensation can include:

•	Cash Incentive Award.
•
ClearBridge's Deferred Incentive Plan (CDIP) – a mandatory program that typically defers 15% of discretionary year-end compensation into ClearBridge managed products.  For portfolio managers, one-third of this deferral tracks the performance of their primary managed product, one-third tracks the performance of a composite portfolio of the firm's new products and one-third can be elected to track the performance of one or more of ClearBridge managed funds.  Consequently, portfolio managers can have two-thirds of their CDIP award tracking the performance of their primary managed product.

For centralized research analysts, two-thirds of their deferral is elected to track the performance of one of more of ClearBridge managed funds, while one-third tracks the performance of the new product composite. ClearBridge then makes a company investment in the proprietary managed funds equal to the deferral amounts by fund.  This investment is a company asset held on the balance sheet and paid out to the employees in shares subject to vesting requirements.
•
Legg Mason Restricted Stock Deferral – a mandatory program that typically defers 5% of discretionary year-end compensation into Legg Mason restricted stock.  The award is paid out to employees in shares subject to vesting requirements.

•
Legg Mason Restricted Stock and Stock Option Grants – a discretionary program that may be utilized as part of the total compensation program. These special grants reward and recognize significant contributions to our clients, shareholders and the firm and aid in retaining key talent.

Several factors are considered by ClearBridge Senior Management when determining discretionary compensation for portfolio managers. These include but are not limited to:

•
Investment performance.  A portfolio manager's compensation is linked to the pre-tax investment performance of the fund/accounts managed by the portfolio manager.  Investment performance is calculated for 1-, 3-, and 5-year periods measured against the applicable product benchmark (e.g., a securities index and, with respect to a fund, the benchmark set forth in the fund's Prospectus) and relative to applicable industry peer groups.  The greatest weight is generally placed on 3- and 5-year performance;

•	Appropriate risk positioning that is consistent with ClearBridge's investment philosophy and the Investment Committee/CIO approach to generation of alpha;
•	Overall firm profitability and performance;
•	Amount and nature of assets managed by the portfolio manager;
•	Contributions for asset retention, gathering and client satisfaction;
•	Contribution to mentoring, coaching and/or supervising;
•	Contribution and communication of investment ideas in ClearBridge's Investment Committee meetings and on a day to day basis; and
•	Market compensation survey research by independent third parties.

Other Accounts Managed by the Portfolio Managers

The following table reflects information as of June 30, 2016:

JNL Multi-Manager Mid Cap Fund

Other Accounts Managed

Portfolio Managers	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Brian Angerame
Derek Deutsch, CFA

Conflicts of Interest

Potential conflicts of interest may arise when the fund's portfolio managers also have day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the fund's portfolio managers.

ClearBridge and the fund have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the sub-adviser and the individuals that each employs. For example, ClearBridge seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. ClearBridge has also adopted trade allocation procedures that are designed to facilitate the fair allocation of investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by ClearBridge and the fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear. These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Investment Opportunities. If a portfolio manager identifies an investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.  ClearBridge has adopted policies and procedures to ensure that all accounts, including the fund, are treated equitably.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Broker/Dealers. In addition to executing trades, some broker/dealers provide brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. For this reason, ClearBridge has formed a brokerage committee that reviews, among other things, the allocation of brokerage to broker/dealers, best execution and soft dollar usage.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the manager's management fee (and the percentage paid to ClearBridge) differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the manager and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Security Ownership of Portfolio Managers for the JNL Multi-Manager Mid Cap Fund as of June 30, 2016

Security Ownership of Portfolio Managers	Brian Angerame	Derek Deutsch, CFA
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Beginning on page 118, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers", sub-section "Investment Sub-Advisers and Portfolio Managers," for "Victory Capital Management Inc." please delete in its entirety and replace with the following:

Victory Capital Management Inc.

Victory Capital Management Inc. ("Victory") located at 4900 Tiedeman Road, Brooklyn, OH 44114 serves as a co-sub-adviser to the JNL Multi-Manager Mid Cap Fund.

Portfolio Manager Compensation Structure

Victory Capital has designed the structure of its portfolio managers' compensation to (1) align portfolio managers' interests with those of Victory Capital's clients with an emphasis on long-term, risk-adjusted investment performance, (2) help Victory Capital attract and retain high-quality investment professionals, and (3) contribute to Victory Capital's overall financial success.

Each of the Victory Capital portfolio managers receives a base salary plus an annual incentive bonus for managing the JNL Multi-Manager Small Cap Growth Fund, separate accounts, other investment companies and pooled investment vehicles and other accounts (including any accounts for which Victory Capital receives a performance fee) (together, "Accounts").  A portfolio manager's base salary is dependent on the manager's level of experience and expertise.  Victory Capital monitors each manager's base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various consultants that specialize in competitive salary information.  Each of the investment teams, or "franchises", employed by Victory Capital may earn incentive compensation based on a percentage of Victory Capital's revenue attributable to fees paid by Accounts managed by the team.  The chief investment officer of each investment team, in coordination with Victory Capital, determines the allocation of the incentive compensation earned by the team among the team's portfolio managers by establishing a "target" incentive for each portfolio manager based on the manager's level of experience and expertise in the manager's investment style.  Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to Victory Capital's philosophy and values, such as leadership, risk management and teamwork.  The annual incentive bonus also factors in individual investment performance of each portfolio manager's portfolio or the Account relative to a selected peer group(s).  The overall performance results for a manager are based on the composite performance of all Accounts managed by that manager on a combination of one, three and five year rolling performance periods as compared to the performance information of a peer group of similarly-managed competitors.

Victory Capital's portfolio managers may participate in the equity ownership plan of Victory Capital's parent company.  There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm.  Eligibility for participation in these incentive programs depends on the manager's performance and seniority.

Other Accounts Managed by the Portfolio Managers [to be updated by amendment]

The following table reflects information as of June 30, 2016:

JNL Multi-Manager Mid Cap Fund

Other Accounts Managed

Portfolio Managers	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Jeffrey Graff
Gregory Conners
James Albers
Michael Rodarte

Conflicts of Interest

Victory Capital's portfolio managers are often responsible for managing one or more mutual funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds.  A portfolio manager may manage other accounts which have materially higher fee arrangements than the JNL Multi-Manager Small Cap Growth Fund and may, in the future, manage other accounts which have a performance-based fee.  A portfolio manager also may make personal investments in accounts they manage or support.  The side-by-side management of the Fund along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of:  (1) their attention; (2) limited investment opportunities, such as less liquid securities or initial public offerings; and/or (3) desirable trade allocations, to such other accounts.  In addition, certain trading practices, such as cross-trading between the Fund and another account, raise conflict of interest issues.  The Fund and Victory Capital have policies and procedures in place, including Victory Capital's internal review process, that are intended to mitigate those conflicts.

Security Ownership of Portfolio Managers for the JNL Multi-Manager Mid Cap Fund as of June 30, 2016 [to be updated by amendment]

Security Ownership of Portfolio Managers	Jeffrey Graff	Gregory Conners	James Albers	Michael Rodarte
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 224, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers", sub-section "Sub-Advisory Fees," please add the following rows:

Fund	Co-Sub-Advisers	Aggregate Fees Paid to Sub-Advisers
		Dollar Amount	As a percentage of Average Daily Net Assets as of December 31, 2015
JNL Multi-Manager Small Cap Growth Fund****	Champlain ClearBridge Victory	N/A	N/A
**** The Sub-Advisers will commence sub-advising the Fund on September 19, 2016.

On pages 243, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Administrative Fee," please add the following row:

Funds	Assets	Administrative Fee
JNL Multi-Manager Mid Cap Fund	$0 to $3 billion Assets over $3 billion	.15% .13%

On page 250, in the section entitled "Custodian and Transfer Agent," please add the JNL Multi-Manager Mid Cap Fund to the list of funds following the third paragraph.

This Supplement is dated September 19, 2016.

JNL SERIES TRUST

PART C
OTHER INFORMATION

Note: Items 28-35 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 28. Exhibits

(a)			Agreement and Declaration of Trust of Registrant dated June 1, 1994.[1]

(b)	(1)	(i)	Amended and Restated By-Laws of Registrant, approved and adopted on November 27, 2012.[14]

		(ii)	Amendment, approved and adopted on December 9, 2015, to Amended and Restated By-Laws of Registrant, approved and adopted on November 27, 2012.[25]

(c)			Not Applicable.

			Jackson National Asset Management, LLC ("JNAM")

(d)	(1)	(i)	Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[16]

		(ii)	Amendment, effective September 16, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[16]

		(iii)	Amendment, effective April 28, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013. [18]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[20]

		(v)	Amendment, effective September 15, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[20]

		(vi)	Amendment, effective April 27, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[22]

		(vii)	Amendment, effective July 1, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[24]

		(viii)	Amendment, effective September 28, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[24]

		(ix)	Amendment, effective April 25, 2016, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[26]

		(x)	Amendment, effective September 19, 2016, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013, to be filed by amendment.

(d)	(2)	(i)	Investment Advisory Agreement between JNAM, and JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd., effective April 28, 2014.[18]

		(ii)	Amendment, effective June 4, 2014, to Investment Advisory Agreement between JNAM, and JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd., effective April 28, 2014.[20]

		(iii)
Amendment, effective September 28, 2015, to Investment Advisory Agreement between JNAM, and JNL/AB Dynamic Asset Allocation Fund Ltd. (formerly, the JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd.), effective April 28, 2014.[24]

(d)	(3)	(i)	Investment Advisory Agreement between JNAM, and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011.[9]

		(ii)	Amendment, effective May 30, 2013, to Investment Advisory Agreement between JNAM, and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011.[16]

		(iii)	Amended and Restated Investment Advisory Agreement between JNAM, and JNL/AQR Managed Futures Strategy Fund Ltd., effective July 1, 2013.[16]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Advisory Agreement between JNAM, and JNL/AQR Managed Futures Strategy Fund Ltd., effective July 1, 2013.[20]

(d)	(4)	(i)	Investment Advisory Agreement between JNAM, and JNL/BlackRock Global Allocation Fund Ltd., effective June 10, 2011.[9]

		(ii)	Amendment, effective May 30, 2013, to Investment Advisory Agreement between JNAM, and JNL/BlackRock Global Allocation Fund Ltd., effective June 10, 2011.[16]

		(iii)	Amended and Restated to Investment Advisory Agreement between JNAM, and JNL/BlackRock Global Allocation Fund Ltd., effective July 1, 2013.[16]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated to Investment Advisory Agreement between JNAM, and JNL/BlackRock Global Allocation Fund Ltd., effective July 1, 2013.[20]

			AllianceBernstein L.P. ("AllianceBernstein")

(d)	(5)	(i)	Investment Sub-Advisory Agreement between JNAM and AllianceBernstein, effective April 28, 2014.[18]

		(ii)	Amendment, effective June 4, 2014, to Investment Sub-Advisory Agreement between JNAM and AllianceBernstein, effective April 28, 2014.[20]

		(iii)	Amendment, effective September 28, 2015, to Investment Sub-Advisory Agreement between JNAM and AllianceBernstein, effective April 28, 2014.[24]

(d)	(6)	(i)	Investment Sub-Advisory Agreement between JNAM and AllianceBernstein, with respect to JNL/AllianceBernstein Asset Allocation Fund Ltd., effective April 28, 2014.[18]

		(ii)
Amendment, effective June 4, 2014, to Investment Sub-Advisory Agreement between JNAM and AllianceBernstein, with respect to JNL/AllianceBernstein Asset Allocation Fund Ltd., effective April 28, 2014.[20]

		(iii)
Amendment, effective September 28, 2015, to Investment Sub-Advisory Agreement between JNAM and AllianceBernstein, with respect to JNL/AB Dynamic Asset Allocation Fund Ltd. (formerly, the JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd.), effective April 28, 2014.[24]

			AQR Capital Management, LLC ("AQR")

(d)	(7)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, effective December 1, 2012.[14]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, effective December 1, 2012.[16]

		(iii)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, effective July 1, 2013.[16]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, effective July 1, 2013.[20]

(d)	(8)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, with respect to JNL/AQR Managed Futures Strategy Fund Ltd., effective December 1, 2012.[14]

		(ii)
Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, with respect to JNL/AQR Managed Futures Strategy Fund Ltd., effective December 1, 2012.[16]

		(iii)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, with respect to JNL/AQR Managed Futures Strategy Fund Ltd., effective July 1, 2013.[16]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and AQR, with respect to JNL/AQR Managed Futures Strategy Fund Ltd., effective July 1, 2013.[20]

			BlackRock Investment Management, LLC ("BlackRock")

(d)	(9)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, effective December 1, 2012.[15]

		(ii)	Amendment, effective April 29, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, effective December 1, 2012.[15]

		(iii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, effective December 1, 2012.[16]

		(iv)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, effective July 1, 2013.[16]

		(v)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, effective July 1, 2013.[16]

		(vi)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, effective July 1, 2013.[20]

		(vii)	Amendment, effective September 28, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, effective July 1, 2013.[24]

		(viii)	Amendment, effective October 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, effective July 1, 2013.[24]

(d)	(10)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, with respect to JNL/BlackRock Global Allocation Fund Ltd., effective December 1, 2012.[15]

		(ii)
Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, with respect to JNL/BlackRock Global Allocation Fund Ltd., effective December 1, 2012.[16]

		(iii)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, with respect to JNL/BlackRock Global Allocation Fund Ltd., effective July 1, 2013.[16]

		(iv)
Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and BlackRock, with respect to JNL/BlackRock Global Allocation Fund Ltd., effective July 1, 2013.[20]

			BlueBay Asset Management LLP ("BlueBay")

(d)	(11)	(i)	Investment Sub-Advisory Agreement between JNAM and BlueBay, effective April 27, 2015.[22]

(d)	(12)	(i)	Investment Sub-Sub-Advisory Agreement between BlueBay and BlueBay Asset Management USA LLC, effective April 27, 2015.[22]

			Brookfield Investment Management Inc. ("Brookfield")

(d)	(13)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Brookfield, effective December 1, 2012.[14]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Brookfield, effective December 1, 2012.[16]

		(iii)	Amendment, effective April 28, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Brookfield, effective December 1, 2012.[18]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Brookfield, effective December 1, 2012.[20]

			Capital Guardian Trust Company ("Capital Guardian")

(d)	(14)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Capital Guardian, effective December 1, 2012.[14]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Capital Guardian, effective December 1, 2012.[16]

		(iii)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Capital Guardian, effective December 1, 2012.[20]

		(iv)	Amendment, effective October 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Capital Guardian, effective December 1, 2012.[24]

		(v)	Amendment, effective April 25, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Capital Guardian, effective December 1, 2012.[26]

			Causeway Capital Management LLC ("Causeway")

(d)	(15)	(i)	Investment Sub-Advisory Agreement between JNAM and Causeway, effective September 28, 2015.[24]

			Century Capital Management, LLC ("Century")

(d)	(16)	(i)	Investment Sub-Advisory Agreement between JNAM and Century, effective December 31, 2015.[26]

			Champlain Investment Partners, LLC ("Champlain")

(d)	(17)	(i)	Investment Sub-Advisory Agreement between JNAM and Champlain, effective September 19, 2016, to be filed by amendment.

			Chicago Equity Partners, LLC ("Chicago")

(d)	(18)	(i)	Investment Sub-Advisory Agreement between JNAM and Chicago, effective September 28, 2015.[24]

		(ii)	Amendment, effective July 11, 2016, to Investment Sub-Advisory Agreement between JNAM and Chicago, effective September 28, 2015, to be filed by amendment.

			ClearBridge Investments, LLC ("ClearBridge")

(d)	(19)	(i)	Investment Sub-Advisory Agreement between JNAM and Chicago, effective September 19, 2016, to be filed by amendment.

			Cooke & Bieler, L.P. ("Cooke")

(d)	(20)	(i)	Investment Sub-Advisory Agreement between JNAM and Cooke, effective September 28, 2015.[24]

			Cortina Asset Management, LLC ("Cortina")

(d)	(21)	(i)	Investment Sub-Advisory Agreement between JNAM and Cortina, effective September 28, 2015.[24]

			Crescent Capital Group, LP ("Crescent")

(d)	(22)	(i)	Investment Sub-Advisory Agreement between JNAM and Crescent, effective April 25, 2016.[26]

			Dimensional Fund Advisors L.P. ("DFA")

(d)	(23)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and DFA, effective December 1, 2012.[15]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and DFA, effective December 1, 2012.[16]

		(iii)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and DFA, effective December 1, 2012.[20]

			DoubleLine Capital LP ("DoubleLine")

(d)	(24)	(i)	Investment Sub-Advisory Agreement between JNAM and DoubleLine, effective September 28, 2015.[24]

		(ii)	Amendment, effective January 1, 2016, to Investment Sub-Advisory Agreement between JNAM and DoubleLine, effective September 28, 2015.[26]

		(iii)	Amendment, effective April 25, 2016, to Investment Sub-Advisory Agreement between JNAM and DoubleLine, effective September 28, 2015.[26]

			First Pacific Advisors, LLC ("First Pacific")

(d)	(25)	(i)	Investment Sub-Advisory Agreement between JNAM and First Pacific, effective April 27, 2015.[22]

		(ii)	Amendment, effective April 25, 2016, to Investment Sub-Advisory Agreement between JNAM and First Pacific, effective April 27, 2015.[26]

			Franklin Advisers, Inc. ("Franklin Advisers")

(d)	(26)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisers, effective December 1, 2012.[15]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisers, effective December 1, 2012.[16]

		(iii)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisers, effective December 1, 2012.[20]

			Franklin Mutual Advisers, LLC ("Franklin Mutual")

(d)	(27)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Mutual, effective December 1, 2012.[15]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Mutual, effective December 1, 2012.[16]

		(iii)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Mutual, effective December 1, 2012.[20]

			Franklin Templeton Institutional, LLC ("Franklin Templeton")

(d)	(28)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Templeton, effective December 1, 2012.[15]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Templeton, effective December 1, 2012.[16]

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Templeton, effective December 1, 2012.[16]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Templeton, effective December 1, 2012.[20]

			Templeton Global Advisers Limited ("Templeton")

(d)	(29)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Templeton, effective December 1, 2012.[15]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Templeton, effective December 1, 2012.[16]

		(iii)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Templeton, effective December 1, 2012.[20]

			Templeton Investment Counsel, LLC ("Templeton Counsel")

(d)	(30)	(i)	Investment Sub-Advisory Agreement between JNAM and Templeton Counsel, effective September 16, 2013.[16]

		(ii)	Amendment, effective June 4, 2014, to Investment Sub-Advisory Agreement between JNAM and Templeton Counsel, effective September 16, 2013.[20]

			Goldman Sachs Asset Management, L.P. ("Goldman Sachs")

(d)	(31)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs, effective December 1, 2012.[15]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs, effective December 1, 2012.[16]

		(iii)	Amendment, effective June 3, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs, effective December 1, 2012.[16]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs, effective December 1, 2012.[20]

		(v)	Amendment, effective October 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Goldman Sachs, effective December 1, 2012.[24]

(d)	(32)	(i)	Amended and Restated Investment Sub-Sub-Advisory Agreement between JNAM, Goldman Sachs and Goldman Sachs Asset Management International, effective December 1, 2012.[15]

		(ii)
Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Sub-Advisory Agreement between JNAM, Goldman Sachs and Goldman Sachs Asset Management International, effective December 1, 2012.[16]

		(iii)
Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Sub-Advisory Agreement between JNAM, Goldman Sachs and Goldman Sachs Asset Management International, effective December 1, 2012.[20]

			Granahan Investment Management, Inc. ("Granahan")

(d)	(33)	(i)	Investment Sub-Advisory Agreement between JNAM and Granahan, effective September 28, 2015.[24]

			Harris Associates L.P. ("Harris")

(d)	(34)	(i)	Investment Sub-Advisory Agreement between JNAM and Harris, effective April 27, 2015.[22]

			Invesco Advisers, Inc. ("Invesco")

(d)	(35)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[15]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[16]

		(iii)	Amendment, effective June 3, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[16]

		(iv)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[16]

		(v)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[20]

		(vi)	Amendment, effective January 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[22]

		(vii)	Amendment, effective April 27, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[22]

		(viii)	Amendment, effective January 1, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[26]

		(ix)	Amendment, effective April 25, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Invesco, effective December 1, 2012.[26]

(d)	(36)	(i)	Amended and Restated Investment Sub-Sub-Advisory Agreement by and among Invesco and Invesco Asset Management Ltd. (as agreed to by Registrant), effective December 1, 2012.[15]

		(ii)
Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Sub-Advisory Agreement by and among Invesco and Invesco Asset Management Ltd. (as agreed to by Registrant), effective December 1, 2012.[16]

		(iii)
Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Sub-Advisory Agreement by and among Invesco and Invesco Asset Management Ltd. (as agreed to by Registrant), effective December 1, 2012.[20]

			Invesco Hong Kong Limited ("Invesco Hong Kong")

(d)	(37)	(i)	Investment Sub-Advisory Agreement between JNAM and Invesco Hong Kong, effective April 25, 2016.[26]

			Ivy Investment Management Company ("Ivy")

(d)	(38)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Ivy, effective April 25, 2016.[26]

			J.P. Morgan Investment Management Inc. ("JPMorgan")

(d)	(39)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan, effective December 1, 2012.[15]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan, effective December 1, 2012.[16]

		(iii)	Amendment, effective June 3, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan, effective December 1, 2012.[16]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan, effective December 1, 2012.[20]

		(v)	Amendment, effective September 28, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and JPMorgan, effective December 1, 2012.[24]

			Lazard Asset Management LLC ("Lazard")

(d)	(40)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[15]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[16]

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[16]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[20]

		(v)	Amendment, effective April 27, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[22]

		(vi)	Amendment, effective October 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Lazard, effective December 1, 2012.[24]

			LMCG Investments, LLC ("LMCG")

(d)	(41)	(i)	Investment Sub-Advisory Agreement between JNAM and LMCG, effective September 28, 2015.[24]

			Mellon Capital Management Corporation ("Mellon Capital")

(d)	(42)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[14]

		(ii)	Amendment, effective January 1, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[14]

		(iii)	Amendment, effective April 29, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[14]

		(iv)	Amendment, effective February 20, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[15]

		(v)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[16]

		(vi)	Amendment, effective June 3, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[16]

		(vii)	Amendment, effective December 17, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[18]

		(viii)	Amendment, effective April 28, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[18]

		(ix)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[20]

		(x)	Amendment, effective September 15, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[20]

		(xi)	Amendment, effective April 27, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[22]

		(xii)	Amendment, effective July 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[24]

		(xiii)	Amendment, effective September 28, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Mellon Capital, effective December 1, 2012.[24]

			Milliman Financial Risk Management LLC ("Milliman")

(d)	(43)	(i)	Investment Sub-Advisory Agreement between JNAM and Milliman, effective April 28, 2014.[18]

		(ii)	Amendment, effective June 4, 2014, to Investment Sub-Advisory Agreement between JNAM and Milliman, effective April 28, 2014.[20]

			Morgan Stanley Investment Management Inc. ("MSIM")

(d)	(44)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and MSIM, effective December 1, 2012.[14]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and MSIM, effective December 1, 2012.[16]

		(iii)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and MSIM, effective December 1, 2012.[20]

		(iv)	Amendment, effective October 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and MSIM, effective December 1, 2012.[24]

			Neuberger Berman Fixed Income LLC ("NBFI")

(d)	(45)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and NBFI, effective December 1, 2012.[14]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and NBFI, effective December 1, 2012.[16]

		(iii)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and NBFI, effective December 1, 2012.[20]

			OppenheimerFunds, Inc. ("Oppenheimer")

(d)	(46)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Oppenheimer, effective December 1, 2012.[14]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Oppenheimer, effective December 1, 2012.[16]

		(iii)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Oppenheimer, effective December 1, 2012.[20]

		(iv)	Amendment, effective January 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Oppenheimer, effective December 1, 2012.[22]

		(v)	Amendment, effective April 27, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Oppenheimer, effective December 1, 2012.[22]

		(vi)	Amendment, effective October 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Oppenheimer, effective December 1, 2012.[24]

			Pacific Investment Management Company LLC ("PIMCO")

(d)	(47)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and PIMCO, effective December 1, 2012.[15]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PIMCO, effective December 1, 2012.[16]

		(iii)	Amendment, effective December 17, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PIMCO, effective December 1, 2012.[18]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PIMCO, effective December 1, 2012.[20]

		(v)	Amendment, effective January 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and PIMCO, effective December 1, 2012.[22]

			PPM America, Inc. ("PPM")

(d)	(48)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and PPM, effective April 25, 2016.[26]

			Red Rocks Capital LLC ("Red Rocks")

(d)	(49)	(i)	Investment Sub-Advisory Agreement between JNAM and Red Rocks, effective July 31, 2015.[24]

		(ii)	Amendment, effective October 1, 2015, to Investment Sub-Advisory Agreement between JNAM and Red Rocks, effective July 31, 2015.[24]

			Robeco Investment Management, Inc. ("Robeco")

(d)	(50)	(i)	Investment Sub-Advisory Agreement between JNAM and Robeco, effective September 15, 2014.[20]

			RS Investment Management Co. LLC ("RS")

(d)	(51)	(i)	Investment Sub-Advisory Agreement between JNAM and RS, effective September 28, 2015.[24]

			Scout Investments, Inc. ("Scout")

(d)	(52)	(i)	Investment Sub-Advisory Agreement between JNAM and Scout, effective April 28, 2014.[18]

		(ii)	Amendment, effective June 4, 2014, to Investment Sub-Advisory Agreement between JNAM and Scout, effective April 28, 2014.[20]

			Standard & Poor's Investment Advisory Services, LLC ("SPIAS")

(d)	(53)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and SPIAS, effective December 1, 2012.[14]

		(ii)	Amendment, effective January 1, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and SPIAS, effective December 1, 2012.[14]

		(iii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and SPIAS, effective December 1, 2012.[16]

		(iv)	Amendment, effective April 28, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and SPIAS, effective December 1, 2012.[18]

		(v)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and SPIAS, effective December 1, 2012.[20]

		(vi)	Amendment, effective September 15, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and SPIAS, effective December 1, 2012.[20]

			T. Rowe Price Associates, Inc. ("T. Rowe Price")

(d)	(54)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[14]

		(ii)	Amendment, effective May 1, 2013, to Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[14]

		(iii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[16]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[20]

		(v)	Amendment, effective September 28, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[24]

		(vi)	Amendment, effective January 1, 2016, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price, effective December 1, 2012.[26]

			Victory Capital Management Inc. ("Victory")

(d)	(55)	(i)	Investment Sub-Advisory Agreement between JNAM and Victory, effective June 30, 2016, to be filed by Amendment.

		(ii)	Amendment, effective September 19, 2016, to Investment Sub-Advisory Agreement between JNAM and Victory, effective June 30, 2016, to be filed by Amendment.

			Wellington Management Company, LLP ("Wellington")

(d)	(56)	(i)	Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington, effective December 1, 2012.[15]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington, effective December 1, 2012.[16]

		(iii)	Amendment, effective June 3, 2013, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington, effective December 1, 2012.[16]

		(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington, effective December 1, 2012.[20]

		(v)	Amendment, effective January 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington, effective December 1, 2012.[21]

		(vi)	Amendment, effective October 1, 2015, to Amended and Restated Investment Sub-Advisory Agreement between JNAM and Wellington, effective December 1, 2012.[24]

			Westchester Capital Management, LLC ("Westchester")

(d)	(57)	(i)	Investment Sub-Advisory Agreement between JNAM and Westchester, effective April 27, 2015.[22]

		(ii)	Amendment, effective March 2, 2016, to Investment Sub-Advisory Agreement between JNAM and Westchester, effective April 27, 2015.[26]

			Western Asset Management Company ("Western")

(d)	(58)	(i)	Investment Sub-Advisory Agreement between JNAM and Western, effective April 27, 2015.[22]

(e)	(1)	(i)	Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013.[14]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013.[16]

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013.[16]

		(iv)	Amendment, effective April 28, 2014, to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013.[18]

		(v)	Amendment, effective June 4, 2014, to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013.[20]

		(vi)	Amendment, effective September 15, 2014, to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013.[20]

		(vii)	Amendment, effective April 27, 2015, to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013.[22]

		(viii)	Amendment, effective September 28, 2015, to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013.[24]

		(ix)	Amendment, effective April 25, 2016, to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013.[26]

		(x)
Amendment, effective September 19, 2016, to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013, to be filed by amendment.

(f)			Not Applicable.

(g)	(1)	(i)	Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. ("JPMorgan Chase"), dated August 12, 2009.[3]

		(ii)	International Proxy Voting Addendum, dated August 12, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[3]

		(iii)	Mutual Fund Rider, dated August 12, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[3]

		(iv)	Amendment, dated September 28, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[4]

		(v)	Amendment, dated May 1, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[5]

		(vi)	Amendment, dated October 11, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[6]

		(vii)	Amendment, effective April 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[8]

		(viii)	Amendment, effective August 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[9]

		(ix)	Amendment, effective October 1, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[10]

		(x)	Amendment, effective December 12, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[10]

		(xi)	Amendment, effective April 30, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[12]

		(xii)	Amendment, effective August 29, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[14]

		(xiii)	Amendment, effective April 29, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[14]

		(xiv)	Amendment, effective September 16, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[16]

		(xv)	Amendment, effective April 28, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[18]

		(xvi)	Amendment, effective September 2, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[20]

		(xvii)	Amendment, effective September 15, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[20]

		(xviii)	Amendment, effective April 27, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[22]

		(xix)	Amendment, effective June 19, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[24]

		(xx)	Amendment, effective July 1, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[24]

		(xxi)	Amendment, effective September 28, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[24]

		(xxii)	Amendment, effective April 25, 2016, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[26]

(g)	(2)	(i)
Master Global Custody Agreement between JPMorgan Chase, and JNL/AQR Managed Futures Strategy Fund Ltd. and JNL/BlackRock Global Allocation Fund, Ltd. ("Cayman Custody Agreement"), effective June 16, 2011; and International Proxy Voting Addendum, dated June 16, 2011.[9]

		(ii)	Amendment, effective December 13, 2012, to the Cayman Custody Agreement dated June 16, 2011, to add JNL ASF, LLC as a party.[16]

		(iii)	Amendment, effective April 22, 2013, to the Cayman Custody Agreement dated June 16, 2011, to add JNL ASF II (SBP), LLC as a party.[16]

		(iv)
Amendment, effective July 1, 2013, to the Cayman Custody Agreement dated June 16, 2011, to add JNL/BlackRock Commodity Securities Strategy Fund Ltd., JNL/Ivy Asset Strategy Fund Ltd., Curian/AQR Risk Parity Fund Ltd., and Curian/Van Eck International Gold Fund Ltd. as parties.[16]

		(v)
Amendment, effective April 28, 2014, to the Cayman Custody Agreement dated June 16, 2011, to add JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd. and Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. as parties.[18]

		(vi)	Addendum, effective April 27, 2015, to the Cayman Custody Agreement, dated June 16, 2011, to reflect name changes for certain entities.[23]

		(vii)	Addendum, effective June 19, 2015, to the Cayman Custody Agreement, dated June 16, 2011, to remove the JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd. as a party.[24]

		(viii)	Addendum, effective September 28, 2015, to the Cayman Custody Agreement, dated June 16, 2011, to remove the JNL/BlackRock Commodity Securities Strategy Fund Ltd. as a party.[24]

		(ix)	Addendum, effective April 25, 2016, to the Cayman Custody Agreement dated June 16, 2011.[26]

(g)	(3)	(i)	Custody Agreement between Registrant and State Street Bank and Trust Company ("State Street"), dated December 30, 2010.[7]

		(ii)	Amendment, effective September 2, 2014, to the Custody Agreement between Registrant and State Street, dated December 30, 2010.[20]

		(iii)
Revised Amendment, dated April 27, 2015, to Custody Agreement between Registrant and State Street, dated December 30, 2010, to add additional registered investment companies, JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd., and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. (collectively, "RICs and Cayman Entities") as parties.[24]

		(iv)	Amendment, dated September 28, 2015, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[24]

		(v)	Amendment, dated April 25, 2016, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010.[26]

		(vi)	Amendment, dated September 16, 2016, to Custody Agreement between Registrant, State Street, RICs and Cayman Entities, dated December 30, 2010, to be filed by amendment.

(h)	(1)	(i)	Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[12]

		(ii)	Amendment, effective March 1, 2012, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[13]

		(iii)	Amendment, effective April 30, 2012, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[12]

		(iv)	Amendment, effective April 29, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[14]

		(v)	Amendment, effective May 30, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[16]

		(vi)	Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[16]

		(vii)	Amendment, effective September 5, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[16]

		(viii)	Amendment, effective September 16, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[16]

		(ix)	Amendment, effective April 28, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[18]

		(x)	Amendment, effective June 4, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[20]

		(xi)	Amendment, effective September 15, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[20]

		(xii)	Amendment, effective April 27, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[22]

		(xiii)	Amendment, effective September 28, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[24]

		(xiv)	Amendment, effective October 1, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[24]

		(xv)	Amendment, effective April 25, 2016, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[26]

		(xvi)	Amendment, effective September 19, 2016, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013, to be filed by amendment.

(h)	(2)	(i)	Administration Agreement between JNAM and JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd., effective April 28, 2014.[18]

		(ii)	Amendment, effective June 4, 2014, to Administration Agreement between JNAM and JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd., effective April 28, 2014.[20]

		(iii)	Amendment, effective June 4, 2014, to Administration Agreement between JNAM and JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd., effective April 28, 2014.[20]

		(iv)
Amendment, effective September 28, 2015, to Administration Agreement between JNAM and JNL/AB Dynamic Asset Allocation Fund Ltd. (formerly, the JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd.), effective April 28, 2014.[24]

(h)	(3)	(i)	Administration Agreement between JNAM and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011.[9]

		(ii)	Amendment, effective June 8, 2012, to Administration Agreement between JNAM and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011.[16]

		(iii)	Amendment, effective July 1, 2013, to Administration Agreement between JNAM and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011.[16]

		(iv)	Amendment, effective June 4, 2014, to Administration Agreement between JNAM and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011.[20]

(h)	(4)	(i)	Administration Agreement between JNAM and JNL/BlackRock Global Allocation Fund, Ltd., effective June 10, 2011.[9]

		(ii)	Amendment, effective June 8, 2012, to Administration Agreement between JNAM and JNL/BlackRock Global Allocation Fund, Ltd., effective June 10, 2011.[16]

		(iii)	Amendment, effective July 1, 2013, to Administration Agreement between JNAM and JNL/BlackRock Global Allocation Fund, Ltd., effective June 10, 2011.[16]

		(iv)	Amendment, effective June 4, 2014, to Administration Agreement between JNAM and JNL/BlackRock Global Allocation Fund, Ltd., effective June 10, 2011.[20]

(h)	(5)		Anti-Money Laundering Agreement between Registrant and Jackson National Life, dated November 27, 2012.[15]

(h)	(6)	(i)	Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[26]

(h)	(7)	(i)
Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[26]

(h)	(8)		Amended and Restated Expense Limitation Agreement, dated January 1, 2011, between Registrant and JNAM.[8]

(h)	(9)	(i)
Master InterFund Lending Agreement, dated as April 27, 2015, by and among the series listed of the Registrant, JNL Investors Series Trust, JNL Variable Fund LLC, JNL Strategic Income Fund LLC, Jackson Variable Series Trust and Curian Series Trust and JNAM and Curian Capital LLC.[22]

		(ii)	Amendment, effective February 2, 2016, to Master Interfund Lending Agreement dated April 27, 2015.[26]

(h)	(10)	(i)	Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM.[5]

		(ii)	Amendment, dated August 29, 2011, to Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM.[9]

		(iii)	Amendment, dated June 3, 2013, to Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM.[16]

		(iv)	Amendment, dated April 27, 2015, to Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM.[22]

(h)	(11)	(i)	Management Fee Waiver Agreement (for certain funds), effective April 30, 2012, between Registrant and JNAM.[11]

		(ii)	Amendment, dated June 3, 2013, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[16]

		(iii)	Amendment, dated March 16, 2015, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[22]

		(iv)	Amendment, dated April 27, 2015, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[22]

		(v)	Amendment, dated October 1, 2015, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[24]

		(vi)	Amendment, dated April 25, 2016, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[26]

(h)	(12)	(i)	Master Fund Participation Agreement between Registrant, Jackson National Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010.[5]

		(ii)
First Amendment, dated January 18, 2012, to the Master Fund Participation Agreement between Registrant, Jackson National Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010.[21]

		(iii)
Second Amendment, dated December 31, 2014, to the Master Fund Participation Agreement between Registrant, Jackson National Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010.[22]

(h)	(13)	(i)
Master Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010.[5]

		(ii)
First Amendment, dated January 18, 2012, to the Master Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010.[21]

		(iii)
Second Amendment, dated December 31, 2014, to the Master Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010.[22]

(h)	(14)	(i)
Participation Agreement among Jackson National Life on behalf of itself and certain of its separate accounts; the Registrant; JNAM; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, effective April 30, 2012.[12]

		(ii)
First Amendment, dated September 16, 2013, to Participation Agreement among Jackson National Life on behalf of itself and certain of its separate accounts; the Registrant; JNAM; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, effective April 30, 2012. [17]

(h)	(15)	(i)
Participation Agreement among JNLNY on behalf of itself and certain of its separate accounts; the Registrant; JNAM; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, effective April 30, 2012.[12]

		(ii)
First Amendment, dated September 16, 2013, to Participation Agreement among JNLNY on behalf of itself and certain of its separate accounts; the Registrant; JNAM; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, effective April 30, 2012. [17]

(h)	(16)	(i)
Participation Agreement, among the Registrant, on behalf of itself or its separate series, iShares Trust and iShares U.S. ETF Trust, and iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc., iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc., each on behalf of its respective iShares series, dated March 4, 2014.[18]

		(ii)
Amendment, effective September 28, 2015, to Participation Agreement, among the Registrant, on behalf of itself or its separate series, iShares Trust and iShares U.S. ETF Trust, and iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc., iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc., each on behalf of its respective iShares series, dated March 4, 2014.[24]

(h)	(17)	(i)
Investing Fund Agreement, between Market Vectors ETF Trust on behalf of each series of the Trust listed on Annex A of Agreement, and Registrant, on behalf of each of its series, effective April 28, 2014.[18]

(h)	(18)	(i)
Purchasing Fund Agreement, between State Street Bank and Trust Company, in its capacity as trustee and on behalf of the SPDR® Dow Jones Industrial Average ETF Trust and SPDR® S&P 500® ETF Trust, and the Registrant on behalf of their current and any future series as an investing fund, effective April 28, 2014.[18]

(h)	(19)	(i)
Investing Fund Agreement, between The Select Sector SPDR Trust, SPDR Series Trust and SPDR Index Shares Funds, and the Registrant on behalf of their current and any future series as an investing fund, effective April 28, 2014.[18]

(h)	(20)	(i)
12(d)(1) Investing Agreement between Registrant, on behalf of itself and its separate series listed on Schedule A of the Agreement, and the investment trusts listed on Schedule B of the Agreement (the "Vanguard Trusts"), on behalf of themselves and their respective series listed on Schedule B (each, a "Vanguard Fund"), effective April 28, 2014.[18]

(h)	(21)
Plan of Reorganization of the JNL Series Trust, dated September 13, 2013, regarding its JNL/Franklin Templeton Global Growth Fund and JNL/S&P Dividend Income & Growth Fund (the "Acquiring Funds") and its JNL/M&G Global Leaders Fund and the JNL/Mellon Capital DowSM Dividend Fund (the "Acquired Funds")).[18]

(h)	(22)
Plan of Reorganization of the JNL Series Trust, dated September 13, 2013, regarding its JNL/Mellon Capital Small Cap Index Fund (the "Acquiring Fund") and JNL Variable Fund LLC  regarding its JNL/Mellon Capital Select Small-Cap Fund (the "Acquired Fund")).[18]

(h)	(23)
Plan of Reorganization of the JNL Series Trust, dated September 13, 2013, regarding its JNL/Mellon Capital S&P 500 Index Fund (the "Acquiring Fund") and JNL Variable Fund LLC regarding its JNL/Mellon Capital VIP Fund (the "Acquired Fund")).[18]

(h)	(24)
Plan of Reorganization of the JNL Series Trust, dated April 25, 2014, regarding its JNL/Oppenheimer Global Growth Fund (the "Acquiring Fund") and its JNL/M&G Global Basics Fund (the "Acquired Fund")).[18]

(h)	(25)
Plan of Reorganization of the JNL Series Trust, dated April 27, 2015, regarding its JNL/AQR Managed Futures Strategy Fund ("the Acquiring Fund") and its JNL/Mellon Capital Global Alpha Fund (the "Acquired Fund").[22]

(h)	(26)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2015, regarding its JNL/BlackRock Commodity Securities Strategy Fund ("the Acquiring Fund") and Jackson Variable Series Trust regarding its JNL/Franklin Templeton Natural Resources Fund (the "Acquired Fund").[24]

(h)	(27)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2015, regarding its JNL/Mellon Capital S&P 400 MidCap Index Fund ("the Acquiring Fund") and its JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (the "Acquired Fund").[24]

(h)	(28)
Plan of Reorganization of the JNL Series Trust, dated September 25, 2015, regarding its JNL/S&P 4 Fund ("the Acquiring Fund") and JNL Variable Fund, LLC regarding its JNL/Mellon Capital 25 Fund (the "Acquired Fund").[24]

(h)	(29)
Plan of Reorganization of the JNL Series Trust, dated April 22, 2016, regarding its JNL/BlackRock Large Cap Select Growth Fund ("the Acquiring Fund") and its JNL/Invesco Large Cap Growth Fund (the "Acquired Fund").[26]

(h)	(30)
Plan of Reorganization of the JNL Series Trust, dated April 22, 2016, regarding its JNL/Eastspring Investments China-India Fund ("the Acquiring Fund") and its JNL/Eastspring Investments Asia Ex-Japan Fund (the "Acquired Fund").[26]

(h)	(31)
Plan of Reorganization of the JNL Series Trust, dated April 22, 2016, regarding its JNL/Mellon Capital Emerging Markets Index Fund ("the Acquiring Fund") and Jackson Variable Series Trust regarding its JNL/Mellon Capital Frontier Markets 100 Index Fund (the "Acquired Fund").[26]

(h)	(32)
Plan of Reorganization of the JNL Series Trust, dated April 22, 2016, regarding its JNL/Oppenheimer Global Growth Fund ("the Acquiring Fund") and its JNL/Capital Guardian Global Diversified Research Fund (the "Acquired Fund").[26]

(h)	(33)
Plan of Reorganization of the JNL Series Trust, dated April 22, 2016, regarding its JNL/PPM America Total Return Fund ("the Acquiring Fund") and JNL Investors Series Trust regarding its JNL/PPM America Total Return Fund (the "Acquired Fund").[26]

(h)	(34)	(i)	Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[12]

		(ii)	Amendment, effective April 30, 2012, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[12]

		(iii)	Amendment, effective April 29, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[14]

		(iv)	Amendment, effective September 16, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM dated February 28, 2012.[16]

		(v)	Amendment, effective April 28, 2014, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[18]

		(vi)	Amendment, effective September 15, 2014, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[20]

		(vii)	Amendment, effective April 27, 2015, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[22]

		(viii)	Amendment, effective September 28, 2015, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[24]

		(ix)	Amendment, effective April 25, 2016, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[26]

		(x)	Amendment, September 19, 2016, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012, to be filed by amendment.

(i)			Opinion and Consent of Counsel, attached hereto.

(j)			Consent of Auditors, to be filed by amendment.

(k)			Not Applicable.

(l)			Not Applicable.

(m)	(1)	(i)	Distribution Plan, effective April 29, 2013.[14]

		(ii)	Amendment, effective May 30, 2013, to Distribution Plan, effective April 29, 2013.[16]

		(iii)	Amendment, effective September 16, 2013, to Distribution Plan, effective April 29, 2013.[16]

		(iv)	Amendment, effective April 28, 2014, to Distribution Plan, effective April 29, 2013.[18]

		(v)	Amendment, effective June 4, 2014, to Distribution Plan, effective April 29, 2013.[20]

		(vi)	Amendment, effective September 15, 2014, to Distribution Plan, effective April 29, 2013.[20]

		(vii)	Amendment, effective April 27, 2015, to Distribution Plan, effective April 29, 2013.[22]

		(viii)	Amendment, effective September 28, 2015, to Distribution Plan, effective April 29, 2013.[24]

		(ix)	Amendment, effective April 25, 2016, to Distribution Plan, effective April 29, 2013.[26]

		(x)	Amendment, effective September 18, 2016, to Distribution Plan, effective April 29, 2013, to be filed by amendment.

(n)	(1)	(i)	Multiple Class Plan, effective April 29, 2013.[14]

		(ii)	Amendment, effective September 16, 2013, to Multiple Class Plan, effective April 29, 2013.[16]

		(iii)	Amendment, effective April 28, 2014, to Multiple Class Plan, effective April 29, 2013.[18]

		(iv)	Amendment, effective September 15, 2014, to Multiple Class Plan, effective April 29, 2013.[20]

		(v)	Amendment, effective April 27, 2015, to Multiple Class Plan, effective April 29, 2013.[22]

		(vi)	Amendment, effective September 28, 2015, to Multiple Class Plan, effective April 29, 2013.[24]

		(vii)	Amendment, effective April 25, 2016, to Multiple Class Plan, effective April 29, 2013.[26]

		(viii)	Amendment, effective September 19, 2016, to Multiple Class Plan, effective April 29, 2013, to be filed by amendment.

(o)			Not Applicable

(p)	(1)	(i)	Code of Ethics for Registrant, JNAM, Jackson National Life Distributors LLC, and PPM (Identified Prudential PLC North American Business Units CODE OF ETHICS AND CONDUCT), dated January 1, 2016.[26]

		(ii)	Sarbanes Oxley version of Code of Ethics for Registrant, dated September 1, 2012.[14]

(p)	(2)		Code of Ethics for AllianceBernstein, dated January, 2015.[24]

(p)	(3)		Code of Ethics and Personal Securities Transactions And Private Investments Policy for AQR, dated February, 2016, attached hereto.

(p)	(4)		Code of Business Conduct and Ethics for BlackRock, dated July 21, 2014; and BlackRock Personal Trading Policy, dated April 27, 2015, which are collectively considered BlackRock's Code of Ethics.[24]

(p)	(5)		Code of Ethics for BlueBay, dated June, 2014.[22]

(p)	(6)		Code of Ethics for Brookfield, dated September, 2015.[25]

(p)	(7)		Code of Ethics for Capital Guardian, dated October, 2015.[25]

(p)	(8)		Code of Ethics for Causeway, dated June 30, 2015.[24]

(p)	(9)		Code of Ethics for Century, dated February 28, 2014.[24]

(p)	(10)		Code of Ethics for Champlain, dated January, 2016, attached hereto.

(p)	(11)		Code of Ethics for Chicago, dated December, 2015.[26]

(p)	(12)		Code of Ethics for ClearBridge, dated April, 2015, attached hereto.

(p)	(13)		Code of Ethics for Cooke, dated April, 2015.[24]

(p)	(14)		Code of Ethics for Cortina, dated September, 2014.[24]

(p)	(15)		Code of Ethics for Crescent, dated February, 2015.[25]

(p)	(16)		Code of Ethics for DFA, dated January, 2015.[24]

(p)	(17)		Code of Ethics for DoubleLine, dated September 1, 2015.[25]

(p)	(18)		Code of Ethics for First Pacific, dated November 6, 2012.[21]

(p)	(19)		Code of Ethics for Franklin Templeton Investments, LLC (utilized by: Franklin Advisers, Franklin Mutual, Franklin Templeton, Templeton, and Templeton Counsel), dated June, 2015.[24]

(p)	(20)		Code of Ethics for Goldman Sachs and Goldman Sachs Asset Management International, dated December 5, 2014.[24]

(p)	(21)		Code of Ethics for Granahan, dated October 25, 2013.[24]

(p)	(22)		Code of Ethics for Harris, dated February 14 2014.[21]

(p)	(23)	(i)	Code of Ethics for Invesco, dated January 1, 2015.[22]

		(ii)	Code of Ethics for Invesco Asset Management Limited (Invesco UK Code of Ethics), dated January, 2015.[24]

(p)	(24)		Code of Ethics for Invesco Hong Kong, dated January, 2015.[25]

(p)	(25)		Code of Ethics for Ivy, dated November, 2012, and Insider Information Procedures dated October, 2011, which are collectively considered Ivy's Code of Ethics.[16]

(p)	(26)		Code of Ethics for JPMorgan, dated May 6, 2014.[20]

(p)	(27)		Code of Ethics for Lazard, dated March, 2016, attached hereto.

(p)	(28)		Code of Ethics for LMCG, dated May, 2013.[24]

(p)	(29)		Code of Conduct for Mellon Capital, dated December, 2014; and Personal Securities Trading Policy, dated April, 2015, which are collectively considered Mellon Capital's Code of Ethics.[24]

(p)	(30)		Code of Ethics for Milliman, dated January, 2016, attached hereto.

(p)	(31)		Code of Ethics for MSIM, dated March, 2016, attached hereto.

(p)	(32)		Code of Ethics for NBFI, dated February, 2016, attached hereto.

(p)	(33)		Code of Ethics for Oppenheimer, dated June 1, 2015.[24]

(p)	(34)		Code of Ethics for PIMCO, dated July 1, 2015.[25]

(p)	(35)		Code of Ethics for Red Rocks, dated December, 2015.[26]

(p)	(36)		Code of Ethics for Robeco, dated March, 2015.[24]

(p)	(37)		Code of Ethics for RS, dated February 4, 2015.[24]

(p)	(38)		Code of Ethics for Scout, dated May, 2015.[24]

(p)	(39)		Code of Business Ethics for McGraw-Hill Companies, dated October, 2014 and Securities Disclosure Policy, dated December 30, 2014.[24]

(p)	(40)		Code of Ethics for T. Rowe Price, dated January, 2016, attached hereto.

(p)	(41)		Code of Ethics for Victory, dated August, 2015, attached hereto.

(p)	(42)		Code of Ethics for Wellington, dated January, 2015.[24]

(p)	(43)		Code of Ethics for Westchester, dated August 8, 2013.[21]

(p)	(44)		Code of Ethics (US) for Western, dated November 1, 2014, and Personal Investment Policy (Japan) for Western dated July 30, 2014.[21]

[1]
Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to its registration statement on Form N-1A (033-87244; 811-8894) ("Registration Statement") filed with the Securities and Exchange Commission ("SEC") on June 26, 1996.

[2]	Incorporated by reference to Registrant's Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A filed with the SEC on September 18, 2006.
[3]	Incorporated by reference to Registrant's Post-Effective Amendment No. 73 to its Registration Statement on Form N-1A filed with the SEC on September 23, 2009.
[4]	Incorporated by reference to Registrant's Post-Effective Amendment No. 74 to its Registration Statement on Form N-1A filed with the SEC on December 18, 2009.
[5]	Incorporated by reference to Registrant's Post-Effective Amendment No. 78 to its Registration Statement on Form N-1A filed with the SEC on April 30, 2010.
[6]	Incorporated by reference to Registrant's Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A filed with the SEC on October 8, 2010.
[7]	Incorporated by reference to Registrant's Post-Effective Amendment No. 86 to its Registration Statement on Form N-1A filed with the SEC on January 3, 2011.
[8]	Incorporated by reference to Registrant's Post-Effective Amendment No. 89 to its Registration Statement on Form N-1A filed with the SEC on April 29, 2011.
[9]	Incorporated by reference to Registrant's Post-Effective Amendment No. 95 to its Registration Statement on Form N-1A filed with the SEC on August 26, 2011.
[10]	Incorporated by reference to Registrant's Post-Effective Amendment No. 99 to its Registration Statement on Form N-1A filed with the SEC on December 9, 2011.
[11]	Incorporated by reference to Registrant's Post-Effective Amendment No. 101 to its Registration Statement on Form N-1A filed with the SEC on December 22, 2011.
[12]	Incorporated by reference to Registrant's Post-Effective Amendment No. 104 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2012.
[13]	Incorporated by reference to Registrant's Post-Effective Amendment No. 106 to its Registration Statement on Form N-1A filed with the SEC on August 24, 2012.
[14]	Incorporated by reference to Registrant's Post-Effective Amendment No. 108 to its Registration Statement on Form N-1A filed with the SEC on December 19, 2012.
[15]	Incorporated by reference to Registrant's Post-Effective Amendment No. 111 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2013.
[16]	Incorporated by reference to Registrant's Post-Effective Amendment No. 116 to its Registration Statement on Form N-1A filed with the SEC on September 13, 2013.
[17]	Incorporated by reference to Registrant's Post-Effective Amendment No. 118 to its Registration Statement on Form N-1A filed with the SEC on December 20, 2013.
[18]	Incorporated by reference to Registrant's Post-Effective Amendment No. 121 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2014.
[19]	Incorporated by reference to Registrant's Post-Effective Amendment No. 123 to its Registration Statement on Form N-1A filed with the SEC on June 5, 2014.
[20]	Incorporated by reference to Registrant's Post-Effective Amendment No. 125 to its Registration Statement on Form N-1A filed with the SEC on September 12, 2014.
[21]	Incorporated by reference to Registrant's Post-Effective Amendment No. 127 to its Registration Statement on Form N-1A filed with the SEC on January 16, 2015.
[22]	Incorporated by reference to Registrant's Post-Effective Amendment No. 129 to its Registration Statement on Form N-1A filed with the SEC on April 24, 2015.
[23]	Incorporated by reference to Registrant's Post-Effective Amendment No. 131 to its Registration Statement on Form N-1A filed with the SEC on June 10, 2015.
[24]	Incorporated by reference to Registrant's Post-Effective Amendment No. 134 to its Registration Statement on Form N-1A filed with the SEC on September 25, 2015.
[25]	Incorporated by reference to Registrant's Post-Effective Amendment No. 136 to its Registration Statement on Form N-1A filed with the SEC on December 14, 2015.
[26]	Incorporated by reference to Registrant's Post-Effective Amendment No. 139 to its Registration Statement on Form N-1A filed with the SEC on April 22, 2016.

Item 29. Persons controlled by or under Common Control with Registrant.

Jackson Variable Series Trust
JNL Investors Series Trust
JNL Strategic Income Fund LLC
JNL Variable Fund LLC
Jackson National Separate Account I
Jackson National Separate Account III
Jackson National Separate Account IV
Jackson National Separate Account V
JNLNY Separate Account I
JNLNY Separate Account II
JNLNY Separate Account IV

Item 30. Indemnification.

Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article VI of the Registrant's By-Laws provides the following:

The Trust shall provide any indemnification required by applicable law and shall indemnify Trustees, officers, agents and employees as follows:

(a)
The Trust shall indemnify any current or former Trustee, officer and agents of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust as any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding to the fullest extent authorized and in the manner permitted by applicable federal and state law, provided he or she acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

(b)
The Trust shall indemnify any current and former Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise to the fullest extent authorized and in the manner permitted by applicable federal and state law, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit.

(c)
To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified to the fullest extent authorized and in the manner permitted by applicable federal and state law against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d)
Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel. Prior to any payment being made pursuant to this paragraph, a majority of a quorum of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(e)
The Trust shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(f)
Pursuant and subject to Article VI, the Trust shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.

(g) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(h)
Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(i)
Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(j)
The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 31. Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAMLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Bouchard, Crowley, Gillespie, McLellan, Rybak, Wood, Fredricks, Harding, Koors, Nerud, Oprins, and Piszczek; and Mses. Bennett, Buiter, Carnahan, Crosser, Engler, Leeman, Rhee and Woodworth contained in the section entitled "Trustees and Officers of the Trust" and the description of JNAMLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAMLLC:

NAME	ADDRESS	PRINCIPAL OCCUPATION

Eric Bjornson	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Operations (12/2009 to 06/28/2014). Vice President – Operations (06/28/2014 to Present).

Karen Buiter	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President - Fund Reporting (04/15/2008 to 06/30/2011). Vice President - Financial Reporting (07/01/2011 to Present).

Garett Childs	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President, Corporate Finance and Controller (12/28/2013 to Present).

Maura Collins	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (12/20/2012 to 05/20/2015).

Steven J. Fredricks	1 Corporate Way Lansing, Michigan 48951	Chief Compliance Officer (02/2005 to Present). Senior Vice President (02/27/2013 to Present).

James Gilmore	1 Corporate Way Lansing, Michigan 48951	Vice President (06/24/2013 to 05/20/2015).

William Harding	1 Corporate Way Lansing, Michigan 48951	Vice President – Investment Management (10/2012 to 06/28/2014). Senior Vice President, Chief Investment Officer (06/28/2014 to Present).

Bradley O. Harris	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (12/01/2015 to Present).

Thomas P. Hyatte	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (05/15/2013 to 12/01/2015).

Leandra R. Knes	225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606	Chairman (03/02/2011 to 10/15/2015); and Managing Board Member (03/02/2011 to Present).

Daniel W. Koors	1 Corporate Way Lansing, Michigan 48951	Vice President (01/2007 to 01/2009). Chief Financial Officer (1/2007 to 04/10/2011). Senior Vice President (01/2009 to Present); and Chief Operating Officer (04/11/2011 to Present).

Mark B. Mandich	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (05/20/2015 to Present).

Thomas J. Meyer	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (11/2003 to 05/20/2015).

P. Chad Meyers	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (05/20/2015 to Present); and Chairman (10/15/2015 to Present).

Mark D. Nerud	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (01/01/2007 to 12/31/2010); and (05/20/2015 to Present). President (01/01/2007 to Present); and Chief Executive Officer (01/01/2010 to Present).

Joseph B. O'Boyle	1 Corporate Way Lansing, Michigan 48951	Vice President, Compliance (09/10/2015 to Present).

Gerard A.M. Oprins	1 Corporate Way Lansing, Michigan 48951	Senior Vice President (04/11/2011 to Present); and Chief Financial Officer (04/11/2011 to Present).

Michael Piszczek	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Tax (11/2007 to 06/30/2011). Vice President – Tax (07/01/2011 to Present).

Susan S. Rhee	1 Corporate Way Lansing, Michigan 48951	Chief Legal Officer (07/2004 to 12/31/2009). Secretary (11/2000 to Present); General Counsel (01/01/2010 to Present); and Senior Vice President (01/01/2010 to Present).

Kristan L. Richardson	1 Corporate Way Lansing, Michigan 48951	Assistant Secretary (06/12/2014 to Present).

Jonathon Shiffer	1 Corporate Way Lansing, Michigan 48951	Vice President (12/31/2013 to 05/20/2015).

Heather R. Strang	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (02/26/2014 to 05/20/2015).

AllianceBernstein L.P.; AQR Capital Management, LLC; BlackRock Investment Management, LLC; BlueBay Asset Management LLP; BlueBay Asset Management USA LLC; Brookfield Investment Management Inc., Capital Guardian Trust Company; Causeway Capital Management LLC; Century Capital Management, LLC;  Champlain Investment Partners, LLC; Chicago Equity Partners, LLC; ClearBridge Investments, LLC; Cooke & Bieler, L.P.; Cortina Asset Management, LLC; Crescent Capital Group, LP; Dimensional Fund Advisors L.P.; DoubleLine Capital LP; First Pacific Advisors, LLC; Franklin Advisers, Inc.; Franklin Mutual Advisers, LLC; Franklin Templeton Institutional, LLC; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Granahan Investment Management, Inc.; Harris Associates L.P.; Invesco Advisers, Inc.; Invesco Asset Management Limited.; Invesco Hong Kong Limited; Ivy Investment Management Company; J.P. Morgan Investment Management Inc.; Lazard Asset Management LLC; LMCG Investments, LLC; Mellon Capital Management Corporation; Milliman Financial Risk Management LLC; Morgan Stanley Investment Management Inc., Neuberger Berman Fixed Income LLC, OppenheimerFunds, Inc.; Pacific Investment Management Company LLC; PPM America, Inc.; Red Rocks Capital LLC; Robeco Investment Management, Inc.; RS Investment Management Co. LLC; Scout Investments, Inc.; Standard & Poor's Investment Advisory Services LLC; Templeton Global Advisors Limited; Templeton Investment Counsel, LLC; T. Rowe Price Associates, Inc.; Victory Capital Management Inc.; Wellington Management Company, llp; Westchester Capital Management, LLC; Western Asset Management Company, the sub-advisers, co-sub-advisers, and sub-sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and sub-sub-advisers and other required information:

SUB-ADVISERS, CO-SUB-ADVISERS, AND SUB-SUB-ADVISERS:	FILE NO.:

AllianceBernstein L.P.	801-56720
AQR Capital Management, LLC	801-55543
BlackRock Investment Management, LLC	801-56972
BlueBay Asset Management LLP	801-61494
BlueBay Asset Management USA LLC	801-77361
Brookfield Investment Management Inc.	801-34605
Capital Guardian Trust Company	801-60145
Causeway Capital Management LLC	801-60343
Century Capital Management, LLC	801-62860
Champlain Investment Partners, LLC	801-63424
Chicago Equity Partners, LLC	801-57280
ClearBridge Investments, LLC	801-64710
Cooke & Bieler, L.P.	801-60411
Cortina Asset Management, LLC	801-63066
Crescent Capital Group, LP	801-71747
Dimensional Fund Advisors L.P.	801-16283
DoubleLine Capital LP	801-70942
First Pacific Advisors, LLC	801-67160
Franklin Advisers, Inc.	801-26292
Franklin Mutual Advisers, LLC	801-53068
Franklin Templeton Institutional, LLC	801-60684
Goldman Sachs Asset Management, L.P.	801-37591
Goldman Sachs Asset Management International	801-38157
Granahan Investment Management, Inc.	801-23705
Harris Associates L.P.	801-50333
Invesco Advisers, Inc.	801-15211
Invesco Asset Management Limited	801-50197
Invesco Hong Kong Limited	801-47856
Ivy Investment Management Company	801-61515
J.P. Morgan Investment Management Inc.	801-21011
Lazard Asset Management LLC	801-6568
LMCG Investments, LLC	801-70357
Mellon Capital Management Corporation	801-19785
Milliman Financial Risk Management LLC	801-73056
Morgan Stanley Investment Management Inc.	801-15757
Neuberger Berman Fixed Income LLC	801-61757
OppenheimerFunds, Inc.	801-8253
Pacific Investment Management Company LLC	801-48187
PPM America, Inc.	801-40783
Red Rocks Capital LLC	801-67832
Robeco Investment Management, Inc.	801-61786
RS Investment Management Co. LLC	801-66927
Scout Investments, Inc.	801-60188
Standard & Poor's Investment Advisory Services LLC	801-51431
Templeton Global Advisors Limited	801-42343
Templeton Investment Counsel, LLC	801-15125
T. Rowe Price Associates, Inc.	801-856
Victory Capital Management Inc.	801-46878
Wellington Management Company, llp	801-15908
Westchester Capital Management, LLC	801-72002
Western Asset Management Company	801-8162

Item 32. Principal Underwriters.

(a)
Jackson National Life Distributors LLC acts as general distributor for the Registrant. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, JNL Variable Fund LLC, JNL Investors Series Trust, JNL Strategic Income Fund LLC, and Jackson Variable Series Trust.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

NAME AND BUSINESS ADDRESS:	POSITIONS AND OFFICERS WITH UNDERWRITER:

Gregory P. Cicotte 300 Innovation Drive Franklin TN, 37067	Manager

Michael A. Costello 1 Corporate Way Lansing, MI 48951	Manager

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Manager

Bradley O. Harris 300 Innovation Drive Franklin TN, 37067	Manager

James P. Sopha 1 Corporate Way Lansing, MI 48951	Manager

Ty Anderson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Stephen M. Ash 7601 Technology Way Denver, CO 80237	Vice President

Jeffrey Bain 7601 Technology Way Denver, CO 80237	Vice President

Tyler Bain 7601 Technology Way Denver, CO 80237	Vice President

Brad Baker 7601 Technology Way Denver, CO 80237	Vice President

Erin Balcaitis 7601 Technology Way Denver, CO 80237	Vice President

Paul Ballain 7601 Technology Way Denver, CO 80237	Assistant Vice President

Lawrence Barredo 7601 Technology Way Denver, CO 80237	Assistant Vice President

Andrew Bowden 1 Corporate Way Lansing, MI 48951	General Counsel

J. Edward Branstetter, Jr. 7601 Technology Way Denver, CO 80237	Assistant Vice President

Tori Bullen 7601 Technology Way Denver, CO 80237	Senior Vice President

Brad Busey 7601 Technology Way Denver, CO 80237	Assistant Vice President

Eric Cantor 7601 Technology Way Denver, CO 80237	Assistant Vice President

Michelle L. Carroll 7601 Technology Way Denver, CO 80237	Assistant Vice President

Richard Catts 7601 Technology Way Denver, CO 80237	Vice President

Maura Collins 7601 Technology Way Denver, CO 80237	Executive Vice President, Chief Financial Officer and FinOp

Christopher Cord 7601 Technology Way Denver, CO 80237	Vice President

Kim Feul 7601 Technology Way Denver, CO 80237	Assistant Vice President

Justin Fitzpatrick 7601 Technology Way Denver, CO 80237	Vice President

Mark Godfrey 7601 Technology Way Denver, CO 80237	Vice President

Ashley Golson 300 Innovation Drive Franklin TN, 37067	Vice President

Luis Gomez 7601 Technology Way Denver, CO 80237	Vice President

Kevin Grant 7601 Technology Way Denver, CO 80237	Senior Vice President

Elizabeth Griffith 300 Innovation Drive Franklin TN, 37067	Senior Vice President

Paul Hardy 7601 Technology Way Denver, CO 80237	Assistant Vice President

Mona Hernandez 7601 Technology Way Denver, CO 80237	Assistant Vice President

Kelli Hill 7601 Technology Way Denver, CO 80237	Vice President

Thomas Hurley 7601 Technology Way Denver, CO 80237	Senior Vice President

Amanda Jenkins 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Mark Jones 7601 Technology Way Denver, CO 80237	Vice President

Tammy Kelly 7601 Technology Way Denver, CO 80237	Assistant Vice President

Emily Livingstone 7601 Technology Way Denver, CO 80237	Assistant Vice President

Doug Mantelli 7601 Technology Way Denver, CO 80237	Senior Vice President

Tamu McCreary 7601 Technology Way Denver, CO 80237	Vice President

Timothy McDowell 7601 Technology Way Denver, CO 80237	Senior Vice President and Chief Compliance Officer

Jennifer Meyer 7601 Technology Way Denver, CO 80237	Vice President

Peter Meyers 7601 Technology Way Denver, CO 80237	Vice President

Diane Montana 7601 Technology Way Denver, CO 80237	Assistant Vice President

Steven O'Connor 7601 Technology Way Denver, CO 80237	Vice President

Allison Pearson 7601 Technology Way Denver, CO 80237	Vice President

John Poulsen 7601 Technology Way Denver, CO 80237	Executive Vice President, Sales Strategy

Jeremy D. Rafferty 7601 Technology Way Denver, CO 80237	Vice President

Alison Reed 7601 Technology Way Denver, CO 80237	Executive Vice President, Operations

Traci Reiter 7601 Technology Way Denver, CO 80237	Assistant Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary

Ryan Riggen 7601 Technology Way Denver, CO 80237	Assistant Vice President

Scott Romine 7601 Technology Way Denver, CO 80237	President and Chief Executive Officer

Tim Schauer 7601 Technology Way Denver, CO 80237	Assistant Vice President

Marilynn Scherer 7601 Technology Way Denver, CO 80237	Vice President

Marc Socol 7601 Technology Way Denver, CO 80237	Executive Vice President, National Sales Manager

Melissa Sommer 7601 Technology Way Denver, CO 80237	Vice President

Michael Spindler 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Starishevsky 7601 Technology Way Denver, CO 80237	Senior Vice President

Ryan Strauser 7601 Technology Way Denver, CO 80237	Vice President

Brian Sward 7601 Technology Way Denver, CO 80237	Senior Vice President

Jeremy Swartz 7601 Technology Way Denver, CO 80237	Vice President

Robin Tallman 7601 Technology Way Denver, CO 80237	Vice President and Controller

Brad Whiting 7601 Technology Way Denver, CO 80237	Vice President

Byron Wilson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Phil Wright 7601 Technology Way Denver, CO 80237	Vice President

Item 33. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Registrant at 1 Corporate Way, Lansing, Michigan 48951, at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, and at the following locations:

Office of the Custodian: JPMorgan Chase Bank, N.A.	270 Park Avenue, New York, New York 10017
Office of the Custodian: State Street Bank and Trust Company	200 Newport Avenue, Josiah Quincy Building – Floor 5 North Quincy, Massachusetts 02171
AllianceBernstein L.P.	1345 Avenue of the America, New York, New York 10105
AQR Capital Management, LLC	Two Greenwich Plaza, Greenwich, Connecticut 06830
BlackRock Investment Management, LLC	55 East 52nd Street, New York, New York 10055
BlueBay Asset Management LLP	77 Grosvenor Street, London UK W1K 3JR
BlueBay Asset Management USA LLC	Four Stamford Plaza, 107 Elm Street, Suite 512, Stamford, Connecticut 06902
Brookfield Investment Management Inc.	250 Vesey Street, 15th Floor, New York, New York 10281-1023
Capital Guardian Trust Company	333 South Hope Street, Los Angeles, California 90071
Causeway Capital Management LLC	11111 Santa Monica Boulevard, 15th Floor, Los Angeles, California 90025
Century Capital Management, LLC	100 Federal Street, 29th Floor, Boston, Massachusetts 02110-1802
Champlain Investment Partners, LLC	180 Battery Street, Suite 400, Burlington, Vermont 05401
Chicago Equity Partners, LLC	180 North Lasalle Street, Ste 3800, Chicago, Illinois 60601
ClearBridge Investments, LLC	620 8th Avenue, New York, New York 10018
Cooke & Bieler, L.P.	1700 Market Street, Suite 3222, Philadelphia, Pennsylvania 19103
Cortina Asset Management, LLC	825 North Jefferson Street, Suite 400, Milwaukee, Wisconsin 53202
Crescent Capital Group, LP	11100 Santa Monica Blvd., Suite 2000, Los Angeles, California 90025
Dimensional Fund Advisors L.P.	6300 Bee Cave Road, Building One, Austin, Texas 78746
DoubleLine Capital LP	333 South Grand Avenue, 18th Floor, Los Angeles, California 90071
First Pacific Advisors, LLC	11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
Franklin Advisers, Inc.	One Franklin Parkway, San Mateo, California 94403
Franklin Mutual Advisers, LLC	101 John F. Kennedy Parkway, Short Hills, New Jersey, 07078
Franklin Templeton Institutional, LLC	600 Fifth Avenue, New York, New York 10020
Goldman Sachs Asset Management, L.P.	200 West Street, New York, New York, 10282
Goldman Sachs Asset Management International	Christchurch Court, 10-15 Newgate Street, London, England EC1A7HD
Granahan Investment Management, Inc.	404 Wyman Street, Suite 460, Waltham, Massachusetts 02451
Harris Associates L.P.	111 South Wacker Drive, Suite 4699, Chicago, IL 60606
Invesco Advisers, Inc.	1555 Peachtree, N.E., Atlanta, GA 30309
Invesco Asset Management Limited	Perpetual Park, Perputual Park Drive, Henley – on – Thames Oxfordshire, RG91HH, United Kingdom
Invesco Hong Kong Limited	41/F, Citibank Tower, 3 Garden Road, Central, Hong Kong
Ivy Investment Management Company	6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217
J.P. Morgan Investment Management Inc.	270 Park Avenue, New York, New York 10017
Lazard Asset Management LLC	30 Rockefeller Plaza, New York, New York 10112
LMCG Investments, LLC	200 Clarendon Street, T-28, Boston, Massachusetts 02116
Mellon Capital Management Corporation	50 Fremont Street, Suite 3900, San Francisco, California 94105
Milliman Financial Risk Management LLC	71 South Wacker Drive, Suite 3100, Chicago, IL, 60606
Morgan Stanley Investment Management Inc.	522 Fifth Avenue, New York, New York, 10036
Neuberger Berman Fixed Income LLC	190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603
OppenheimerFunds, Inc.	Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008
Pacific Investment Management Company LLC	840 Newport Center Drive, Newport Beach, California 92660
PPM America, Inc.	225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
Red Rocks Capital LLC	25188 Genesee Trail Road, Suite 250, Golden, Colorado 80401
Robeco Investment Management, Inc.	909 Third Avenue, 32nd Floor, New York, New York 10022
RS Investment Management Co. LLC	One Bush Street, Suite 900, San Francisco, California 94104
Scout Investments, Inc.	928 Grand Boulevard, Kansas City, Missouri 64106
Standard & Poor's Investment Advisory Services LLC	55 Water Street, New York, New York 10041
Templeton Global Advisors Limited	Lyford Cay, Nassau, Bahamas
Templeton Investment Counsel, LLC	300 S.E. 2nd Street, Fort Lauderdale, Florida 33301
T. Rowe Price Associates, Inc.	100 East Pratt Street, Baltimore, Maryland 21202
Victory Capital Management Inc.	4900 Tiedman Road, 4th Floor, Brooklyn, Ohio 44144-1226
Wellington Management Company, llp	280 Congress Street, Boston, Massachusetts 02210
Westchester Capital Management, LLC	100 Summit Lake Drive, Valhalla, New York 10595
Western Asset Management Company	385 East Colorado Boulevard, Pasadena, California 91101

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(a) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 8th day of June, 2016.

JNL SERIES TRUST

/s/Susan S. Rhee
Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/Susan S. Rhee *	June 8, 2016
Michael Bouchard
Trustee

/s/Susan S. Rhee *	June 8, 2016
Ellen Carnahan
Trustee

/s/Susan S. Rhee *	June 8, 2016
William Crowley
Trustee

/s/Susan S. Rhee *	June 8, 2016
Michelle Engler
Trustee

/s/Susan S. Rhee *	June 8, 2016
John W. Gillespie
Trustee

/s/Susan S. Rhee *	June 8, 2016
Richard D. McLellan
Trustee

/s/Susan S. Rhee *	June 8, 2016
Mark D. Nerud
President and Trustee

/s/Susan S. Rhee *	June 8, 2016
William R. Rybak
Trustee

/s/Susan S. Rhee *	June 8, 2016
Edward C. Wood
Trustee

/s/Susan S. Rhee *	June 8, 2016
Patricia A. Woodworth
Trustee

/s/Susan S. Rhee *	June 8, 2016
Gerard A. M. Oprins
Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/AB Dynamic Asset Allocation Fund Ltd. (formerly, JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd.) has duly caused this Registration Statement of JNL Series Trust, with respect only to information that specifically relates to JNL/AB Dynamic Asset Allocation Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 8th day of June, 2016.

JNL/AB DYNAMIC ASSET ALLOCATION FUND LTD.

/s/Susan S. Rhee *
Mark D. Nerud
Director of JNL/AB Dynamic Asset Allocation Fund Ltd.

This Registration Statement of JNL Series Trust, with respect only to information that specifically relates to the JNL/AB Dynamic Asset Allocation Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/Susan S. Rhee *	June 8, 2016
Daniel W. Koors
Director of JNL/AB Dynamic Asset Allocation Fund Ltd.

/s/Susan S. Rhee *	June 8, 2016
Mark D. Nerud
Director of JNL/AB Dynamic Asset Allocation Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/AQR Managed Futures Strategy Fund Ltd. has duly caused this Registration Statement of JNL Series Trust, with respect only to information that specifically relates to JNL/AQR Managed Futures Strategy Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 8th day of June, 2016.

JNL/AQR MANAGED FUTURES STRATEGY FUND LTD.

/s/Susan S. Rhee *
Mark D. Nerud
Director of JNL/AQR Managed Futures Strategy Fund Ltd.

This Registration Statement of JNL Series Trust, with respect only to information that specifically relates to the JNL/AQR Managed Futures Strategy Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/Susan S. Rhee *	June 8, 2016
Daniel W. Koors
Director of JNL/AQR Managed Futures Strategy Fund Ltd.

/s/Susan S. Rhee *	June 8, 2016
Mark D. Nerud
Director of JNL/AQR Managed Futures Strategy Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

SIGNATURES

JNL/BlackRock Global Allocation Fund Ltd. has duly caused this Registration Statement of JNL Series Trust, with respect only to information that specifically relates to JNL/BlackRock Global Allocation Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lansing, State of Michigan, on this 8th day of June, 2016.

JNL/BLACKROCK GLOBAL ALLOCATION FUND LTD.

/s/Susan S. Rhee *
Mark D. Nerud
Director of JNL/BlackRock Global Allocation Fund Ltd.

This Registration Statement of JNL Series Trust, with respect only to information that specifically relates to the JNL/BlackRock Global Allocation Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

/s/Susan S. Rhee *	June 8, 2016
Daniel W. Koors
Director of JNL/BlackRock Global Allocation Fund Ltd.

/s/Susan S. Rhee *	June 8, 2016
Mark D. Nerud
Director of JNL/BlackRock Global Allocation Fund Ltd.

* By Susan S. Rhee, Attorney In Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL SERIES TRUST (33-87244), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Susan S. Rhee and Mark D. Nerud, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Michael J. Bouchard	January 1, 2016
Michael J. Bouchard

/s/ Ellen Carnahan	January 1, 2016
Ellen Carnahan

/s/ William J. Crowley, Jr.	January 1, 2016
William J. Crowley, Jr.

/s/ Michelle Engler	January 1, 2016
Michelle Engler

/s/ John W. Gillespie	January 1, 2016
John W. Gillespie

/s/Richard D. McLellan	January 1, 2016
Richard D. McLellan

/s/ Mark D. Nerud	January 1, 2016
Mark D. Nerud

/s/ William R. Rybak	January 1, 2016
William R. Rybak

/s/ Edward C. Wood	January 1, 2016
Edward C. Wood

/s/ Patricia A. Woodworth	January 1, 2016
Patricia A. Woodworth

/s/ Gerard A. M. Oprins	January 1, 2016
Gerard A. M. Oprins

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors of JNL/AB DYNAMIC ASSET ALLOCATION FUND LTD., a subsidiary of the JNL/AB Dynamic Asset Allocation Fund, a fund of the JNL Series Trust (33-87244), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Susan S. Rhee and Mark D. Nerud, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Mark D. Nerud	September 25, 2015
Mark D. Nerud

/s/ Daniel W. Koors	September 25, 2015
Daniel W. Koors

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors of JNL/AQR MANAGED FUTURES STRATEGY FUND LTD., a subsidiary of the JNL/AQR Managed Futures Strategy Fund, a fund of the JNL Series Trust (33-87244), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Susan S. Rhee and Mark D. Nerud, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Mark D. Nerud	September 25, 2015
Mark D. Nerud

/s/ Daniel W. Koors	September 25, 2015
Daniel W. Koors

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors of JNL/BLACKROCK GLOBAL ALLOCATION FUND LTD., a subsidiary of the JNL/BlackRock Global Allocation Fund, a fund of the JNL Series Trust (33-87244), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Susan S. Rhee and Mark D. Nerud, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Mark D. Nerud	September 25, 2015
Mark D. Nerud

/s/ Daniel W. Koors	September 25, 2015
Daniel W. Koors

EXHIBIT LIST

Exhibit Number 28		Exhibit Description

(i)		Opinion and Consent of Counsel, attached hereto as EX 99.28(i).

(p)	(3)	Code of Ethics and Personal Securities Transactions And Private Investments Policy for AQR, dated February, 2016, attached hereto as EX 99.28(p)(3).

(p)	(10)	Code of Ethics for Champlain, dated January, 2016, attached hereto as EX 99.28(p)(10).

(p)	(12)	Code of Ethics for ClearBridge, dated April, 2015, attached hereto as EX 99.28(p)(12).

(p)	(27)	Code of Ethics for Lazard, dated March, 2016, attached hereto as EX 99.28(p)(27).

(p)	(30)	Code of Ethics for Milliman, dated January, 2016, attached hereto as EX 99.28(p)(30).

(p)	(31)	Code of Ethics for MSIM, dated March, 2016, attached hereto as EX 99.28(p)(31).

(p)	(32)	Code of Ethics for NBFI, dated February, 2016, attached hereto as EX 99.28(p)(32).

(p)	(40)	Code of Ethics for T. Rowe Price, dated January, 2016, attached hereto as EX 99.28(p)(40).

(p)	(41)	Code of Ethics for Victory, dated August, 2015, attached hereto as EX 99.28(p)(41).